UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03706

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	08-31

Date of reporting period:	02-28-2023

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)    Provided under separate cover.

Semiannual Report

February 28, 2023

California High-Yield Municipal Fund
Investor Class (BCHYX)
I Class (BCHIX)
Y Class (ACYHX)
A Class (CAYAX)
C Class (CAYCX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending February 28, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Municipal Bonds Delivered Modest Gains

Early in the reporting period, elevated inflation, rising interest rates and economic uncertainty broadly weighed on fixed-income markets, driving returns lower. The municipal bond (muni) segment faced additional challenges due to record outflows from the asset class, which persisted throughout 2022. Performance across equity and fixed-income markets seesawed amid mixed economic data and anticipated monetary policy responses.
The Federal Reserve (Fed) continued to combat inflation with aggressive rate hikes, and those efforts finally yielded results. After peaking at a 40-year-high 9.1% in June, the annual U.S. inflation rate steadily eased. By February, the headline inflation rate dropped to 6%, a notable decline but still historically high.

In addition to helping tame inflation, rapidly rising interest rates fueled recession worries and led to expectations for central banks to change course. This sentiment helped spark a rally among municipal bonds in late-2022 through January. In addition, generally healthy muni market credit trends and still-positive year-over-year state revenue growth further supported municipal bonds.
However, with inflation still much higher than the Fed’s target, policymakers continued to raise rates and indicated a near-term course change was unlikely. In response, most assets, including munis, declined sharply in February. This downturn combined with declines early in the reporting period erased much of the gains municipal bonds generated from November through January. Overall, investment-grade munis advanced modestly for the six-month period and outperformed the broad Treasury index, which declined. California municipal bonds generally outperformed national munis, and investment-grade munis outperformed high-yield municipal bonds, which declined.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of high inflation, tighter financial conditions, banking sector turbulence and economic uncertainty. In addition, increasingly tense geopolitical considerations complicate the market backdrop.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

FEBRUARY 28, 2023
Types of Investments in Portfolio	% of net assets
Municipal Securities	99.2%
Other Assets and Liabilities	0.8%

Top Five Sectors	% of fund investments
Special Tax	35%
Hospital	11%
Charter School	7%
Multi-family Housing	7%
Water & Sewer	5%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2022 to February 28, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 9/1/22	Ending Account Value 2/28/23	Expenses Paid During Period(1) 9/1/22 - 2/28/23	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$995.50	$2.47	0.50%
I Class	$1,000	$996.50	$1.49	0.30%
Y Class	$1,000	$996.70	$1.34	0.27%
A Class	$1,000	$994.30	$3.71	0.75%
C Class	$1,000	$990.60	$7.40	1.50%
Hypothetical
Investor Class	$1,000	$1,022.32	$2.51	0.50%
I Class	$1,000	$1,023.31	$1.51	0.30%
Y Class	$1,000	$1,023.46	$1.35	0.27%
A Class	$1,000	$1,021.08	$3.76	0.75%
C Class	$1,000	$1,017.36	$7.50	1.50%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

FEBRUARY 28, 2023 (UNAUDITED)

	Principal Amount	Value
MUNICIPAL SECURITIES — 99.2%
California — 98.2%
91 Express Lanes Toll Road Rev., 5.00%, 8/15/30	$2,400,000	$2,417,754
Alameda Community Facilities District Special Tax, (District No. 13-1), 5.00%, 9/1/42	1,250,000	1,268,848
Alameda Community Facilities District Special Tax, (District No. 22-1), 5.00%, 9/1/48	750,000	715,990
Alameda Community Facilities District Special Tax, (District No. 22-1), 5.00%, 9/1/53	1,175,000	1,110,323
Alameda Corridor Transportation Authority Rev., Capital Appreciation, 0.00%, 10/1/52 (AGM)(1)	12,000,000	5,836,277
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	2,700,000	2,766,732
Antelope Valley Healthcare District Rev., 5.00%, 3/1/46	5,000,000	4,748,602
Bay Area Toll Authority Rev., 4.00%, 4/1/31	3,200,000	3,346,799
Bay Area Toll Authority Rev., 4.00%, 4/1/38	2,080,000	2,086,954
Bay Area Toll Authority Rev., VRN, 3.87%, (MUNIPSA plus 0.45%), 4/1/56	1,750,000	1,733,523
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 4.00%, 9/1/40	1,250,000	1,138,693
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 5.00%, 9/1/43	1,605,000	1,629,353
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 4.00%, 9/1/45	1,510,000	1,332,044
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 5.00%, 9/1/48	2,535,000	2,555,928
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 5.00%, 9/1/48	2,855,000	2,877,200
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 4.00%, 9/1/50	1,500,000	1,285,845
California Community Choice Financing Authority Rev., VRN, 3.87%, (MUNIPSA plus 0.45%), 2/1/52 (GA: Morgan Stanley)	17,545,000	16,405,514
California Community Choice Financing Authority Rev., VRN, 5.00%, 7/1/53 (GA: Morgan Stanley)	2,600,000	2,735,382
California Community Choice Financing Authority Rev., VRN, 5.00%, 12/1/53 (GA: Goldman Sachs Group, Inc.)	3,000,000	3,148,506
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/43	3,200,000	3,259,096
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/48	4,500,000	4,552,366
California Community Housing Agency Rev., (Fountains at Emerald Park), 4.00%, 8/1/46(2)	3,100,000	2,519,900
California Community Housing Agency Rev., (Verdant at Green Valley Apartments), 5.00%, 8/1/49(2)	9,000,000	8,633,149
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/49	750,000	661,969
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/49	510,000	514,590
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(1)	22,520,000	4,267,067
California County Tobacco Securitization Agency Rev., Capital Appreciation, 0.00%, 6/1/55(1)	5,020,000	837,776
California Enterprise Development Authority Rev., (Academy For Academic Excellence), 5.00%, 7/1/40(2)	500,000	481,995
California Enterprise Development Authority Rev., (Academy For Academic Excellence), 5.00%, 7/1/50(2)	500,000	453,696
6

	Principal Amount	Value
California Enterprise Development Authority Rev., (Academy For Academic Excellence), 5.00%, 7/1/55(2)	$350,000	$311,623
California Health Facilities Financing Authority Rev., 4.00%, 4/1/49	9,710,000	8,585,303
California Housing Finance Rev., 4.00%, 3/20/33	10,444,838	10,323,349
California Housing Finance Rev., 4.25%, 1/15/35	3,150,092	3,138,943
California Housing Finance Rev., 3.50%, 11/20/35	11,834,790	11,145,966
California Infrastructure & Economic Development Bank Rev., 4.00%, 10/1/40	5,165,000	5,232,516
California Infrastructure & Economic Development Bank Rev., 4.00%, 10/1/45	10,000,000	9,929,462
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 4.00%, 5/1/51	4,000,000	3,545,026
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/46	1,500,000	1,338,358
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/51	1,600,000	1,390,317
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AGM)	2,335,000	2,460,762
California Municipal Finance Authority Rev., (Bowles Hall Foundation), 5.00%, 6/1/50	1,750,000	1,755,011
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/46(2)	2,000,000	1,911,691
California Municipal Finance Authority Rev., (Chevron USA, Inc.), VRDN, 1.80%, 3/1/23 (GA: Chevron Corp.)	200,000	200,000
California Municipal Finance Authority Rev., (Chevron USA, Inc.), VRDN, 1.80%, 3/1/23 (GA: Chevron Corp.)	855,000	855,000
California Municipal Finance Authority Rev., (Chevron USA, Inc.), VRDN, 1.90%, 3/1/23 (GA: Chevron Corp.)	300,000	300,000
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/32 (BAM-TCRS)	3,000,000	3,238,795
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/51	12,205,000	12,167,473
California Municipal Finance Authority Rev., (CHF-Davis II LLC), 4.00%, 5/15/41 (BAM)	1,000,000	952,951
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/49(2)	2,145,000	1,921,758
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/54(2)	1,875,000	1,653,891
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/40	2,750,000	2,251,775
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/50	6,785,000	5,207,836
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/54(2)	1,590,000	1,496,354
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25, Prerefunded at 100% of Par(3)	3,615,000	3,749,097
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/27	1,000,000	1,052,995
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 4.00%, 2/1/51	2,000,000	1,847,618
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 5.00%, 11/15/39	1,200,000	1,131,134
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 5.00%, 11/15/49	4,750,000	4,172,615
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/26(2)	390,000	376,689
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/36(2)	1,400,000	1,209,759
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	Principal Amount	Value
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.50%, 11/1/46(2)	$3,100,000	$2,570,643
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/35	1,500,000	1,556,641
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/35	3,500,000	3,632,163
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/36	1,580,000	1,629,339
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/37	1,500,000	1,539,812
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/42	1,750,000	1,779,229
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/47	3,000,000	3,030,322
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/42	5,250,000	5,317,266
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/29(2)	1,670,000	1,720,833
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/39(2)	3,535,000	3,458,999
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/49(2)	4,450,000	4,210,707
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/49	6,250,000	5,658,736
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/35	350,000	353,822
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/40	500,000	502,538
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/44	300,000	301,307
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.25%, 11/1/47	1,600,000	1,604,771
California Municipal Finance Authority Rev., (P3 Claremont Holdings LLC), 5.00%, 7/1/40(2)	1,515,000	1,422,869
California Municipal Finance Authority Rev., (P3 Claremont Holdings LLC), 5.00%, 7/1/52(2)	2,075,000	1,847,463
California Municipal Finance Authority Rev., (Palmdale Aerospace Academy, Inc.), 5.00%, 7/1/49(2)	5,100,000	4,527,161
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/38(2)	800,000	802,753
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/48(2)	2,265,000	2,210,457
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/53(2)	1,805,000	1,745,493
California Municipal Finance Authority Rev., (Samuel Merritt University), 5.25%, 6/1/53	4,000,000	4,286,922
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.125%, 7/1/35(2)	905,000	905,426
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.375%, 7/1/45(2)	1,400,000	1,402,468
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 7/1/24, Prerefunded at 100% of Par(3)	950,000	977,030
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 7/1/24, Prerefunded at 100% of Par(3)	1,750,000	1,799,792
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/48(2)	8,450,000	7,434,519
California Municipal Finance Authority Special Tax, 4.00%, 9/1/43	1,000,000	893,521
California Municipal Finance Authority Special Tax, 4.00%, 9/1/50	1,500,000	1,285,845
California Municipal Finance Authority Special Tax, 5.00%, 9/1/57	5,000,000	4,920,154
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	Principal Amount	Value
California Municipal Finance Authority Special Tax, (Community Facilities District No. 2021-13), 5.00%, 9/1/47	$2,000,000	$2,001,883
California Municipal Finance Authority Special Tax, (Community Facilities District No. 2021-6), 6.00%, 9/1/52	1,700,000	1,754,106
California Municipal Finance Authority Special Tax, (Facilities District No. 2020-4), 4.00%, 9/1/46	2,290,000	1,970,090
California Municipal Finance Authority Special Tax, (Facilities District No. 2020-4), 4.00%, 9/1/51	3,145,000	2,643,117
California Pollution Control Financing Authority Rev., (San Diego County Water Authority), 5.00%, 11/21/45(2)	2,500,000	2,518,681
California Public Finance Authority Rev., (Crossroads Christian Schools Obligated Group), 5.00%, 1/1/56(2)	4,000,000	3,131,772
California Public Finance Authority Rev., (Hoag Memorial Hospital Presbyterian Obligated Group), 5.00%, 7/15/46	1,000,000	1,077,148
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 3.125%, 5/15/29(2)	2,580,000	2,275,210
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/36(2)	1,160,000	1,087,593
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/46(2)	1,545,000	1,326,413
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/56(2)	2,495,000	2,055,478
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/31(2)	4,000,000	4,141,273
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/45(2)	5,000,000	5,019,528
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/25, Prerefunded at 100% of Par(2)(3)	110,000	114,908
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/40(2)	1,000,000	1,004,571
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/51(2)	1,300,000	1,066,251
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/61(2)	4,000,000	3,861,708
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 2.00%, 6/1/27(2)	1,020,000	896,645
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/37(2)	1,800,000	1,756,867
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 4.00%, 6/1/39(2)	1,085,000	897,231
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/47(2)	3,130,000	2,882,256
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 4.00%, 6/1/51(2)	1,730,000	1,280,558
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 4.00%, 6/1/61(2)	2,220,000	1,582,264
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.00%, 6/1/26(2)	1,875,000	1,822,601
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.50%, 6/1/31(2)	1,500,000	1,450,698
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.75%, 6/1/36(2)	1,500,000	1,417,969
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 5.00%, 6/1/51(2)	2,000,000	1,776,294
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/30(2)	1,110,000	1,121,603
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/37(2)	430,000	417,595
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/48(2)	2,100,000	1,922,672
9

	Principal Amount	Value
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/56(2)	$2,000,000	$1,783,971
California School Finance Authority Rev., (Fenton Charter Public Schools), 5.00%, 7/1/50(2)	785,000	718,399
California School Finance Authority Rev., (Fenton Charter Public Schools), 5.00%, 7/1/58(2)	770,000	687,292
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/38(2)	1,130,000	1,148,120
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.375%, 8/1/42(2)	500,000	516,996
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/45(2)	3,500,000	3,491,533
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/48(2)	3,630,000	3,584,980
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.75%, 8/1/52(2)	1,650,000	1,723,790
California School Finance Authority Rev., (Kepler Education, Inc.), 5.75%, 5/1/37(2)	1,050,000	1,054,913
California School Finance Authority Rev., (Kepler Education, Inc.), 5.875%, 5/1/47(2)	2,425,000	2,383,320
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 4.125%, 7/1/24(2)	250,000	250,105
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/34(2)	500,000	506,828
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/37(2)	1,180,000	1,207,574
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.125%, 7/1/44(2)	700,000	703,652
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/45(2)	1,650,000	1,657,527
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/49(2)	2,000,000	2,015,878
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/33(2)	500,000	504,912
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/43(2)	550,000	545,119
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/55(2)	1,000,000	958,259
California School Finance Authority Rev., (Lighthouse Community Public Schools Obligated Group), 6.375%, 6/1/52(2)	1,225,000	1,251,053
California School Finance Authority Rev., (Lighthouse Community Public Schools Obligated Group), 6.50%, 6/1/62(2)	2,125,000	2,167,248
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/49(2)	5,250,000	4,798,869
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/50(2)	2,740,000	2,497,151
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/59(2)	3,915,000	3,474,824
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(2)	400,000	401,482
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/31(2)	870,000	870,482
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/36(2)	1,000,000	963,328
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/37(2)	360,000	344,750
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/46(2)	2,100,000	1,904,222
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/53(2)	2,265,000	2,010,740
10

	Principal Amount	Value
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/37(2)	$1,000,000	$1,017,722
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/47(2)	1,870,000	1,871,456
California School Finance Authority Rev., (TEACH, Inc. Obligated Group), 5.00%, 6/1/58(2)	3,600,000	3,289,573
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/34	1,400,000	1,436,851
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/39	1,640,000	1,644,055
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/48	1,000,000	957,363
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 9/1/39	7,000,000	7,150,670
California Statewide Communities Development Authority Rev., (899 Charleston LLC), 5.25%, 11/1/44(2)	5,500,000	4,567,356
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	1,785,000	1,841,588
California Statewide Communities Development Authority Rev., (California Baptist University), 3.50%, 11/1/27(2)	2,630,000	2,494,845
California Statewide Communities Development Authority Rev., (California Baptist University), 5.00%, 11/1/32(2)	3,090,000	3,139,864
California Statewide Communities Development Authority Rev., (California Baptist University), 5.00%, 11/1/41(2)	6,325,000	6,204,180
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/24, Prerefunded at 100% of Par(3)	1,500,000	1,538,818
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/24, Prerefunded at 100% of Par(3)	2,760,000	2,831,425
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/45	6,000,000	5,576,532
California Statewide Communities Development Authority Rev., (Enloe Medical Center Obligated Group), 5.25%, 8/15/52 (AGM)	500,000	529,235
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/39	1,405,000	1,349,486
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/40	2,615,000	2,485,600
California Statewide Communities Development Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.25%, 10/1/24, Prerefunded at 100% of Par (AGM)(3)	1,000,000	1,034,089
California Statewide Communities Development Authority Rev., (HumanGood California Obligated Group), 5.00%, 10/1/45	2,400,000	2,414,445
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/46(2)	3,500,000	3,262,969
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/51(2)	1,450,000	1,330,993
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(2)	2,000,000	2,048,348
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/29(2)	3,155,000	3,230,913
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(2)	1,000,000	1,004,252
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(2)	1,700,000	1,628,575
11

	Principal Amount	Value
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(2)	$9,900,000	$9,095,237
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.50%, 12/1/54	4,605,000	4,564,391
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.50%, 12/1/58(2)	14,750,000	14,502,057
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/43	7,500,000	7,666,054
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/48	2,500,000	2,541,939
California Statewide Communities Development Authority Rev., (Rady Children's Hospital Obligated Group), VRDN, 1.85%, 3/1/23 (LOC: Wells Fargo Bank N.A.)	365,000	365,000
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 4.00%, 10/1/41	6,500,000	6,123,343
California Statewide Communities Development Authority Special Assessment, (City of San Diego CA Assessment District No. 18-01), 5.00%, 9/2/39	1,300,000	1,346,376
California Statewide Communities Development Authority Special Assessment, (City of San Diego CA Assessment District No. 18-01), 4.00%, 9/2/44	900,000	816,386
California Statewide Communities Development Authority Special Assessment, (County of Contra Costa Assessment District No. 14-01), 3.00%, 9/2/23	355,000	351,265
California Statewide Communities Development Authority Special Assessment, (County of Contra Costa Assessment District No. 14-01), 3.00%, 9/2/24	365,000	353,636
California Statewide Communities Development Authority Special Assessment, (County of Contra Costa Assessment District No. 14-01), 5.00%, 9/2/35	1,920,000	1,964,555
California Statewide Communities Development Authority Special Assessment, (County of Contra Costa Assessment District No. 14-01), 5.00%, 9/2/45	3,810,000	3,840,438
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2007-01), 5.00%, 9/1/37	1,655,000	1,685,284
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2015-01), 5.00%, 9/1/47	1,650,000	1,672,029
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016-02), 5.00%, 9/1/39	1,000,000	1,035,087
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016-02), 5.00%, 9/1/49	2,095,000	2,124,965
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016-02), 5.50%, 9/1/52	4,250,000	4,286,272
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2017-01), 5.00%, 9/1/48	7,330,000	7,425,807
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2018-), 4.00%, 9/1/50	1,200,000	1,019,097
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2018-03), 5.00%, 9/1/39	1,515,000	1,561,662
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2018-03), 5.00%, 9/1/48	1,750,000	1,772,874
12

	Principal Amount	Value
California Statewide Communities Development Authority Special Tax, (Facilities District No. 2015-01), 5.50%, 9/1/42	$1,000,000	$1,039,053
California Statewide Communities Development Authority Special Tax, (Facilities District No. 2015-01), 5.625%, 9/1/52	3,000,000	3,100,510
Calimesa Special Tax, (Calimesa Community Facilities District No. 2018-1), 4.00%, 9/1/37	415,000	391,378
Calimesa Special Tax, (Calimesa Community Facilities District No. 2018-1), 4.00%, 9/1/45	865,000	753,420
Calimesa Special Tax, (Calimesa Community Facilities District No. 2018-1), 4.00%, 9/1/50	820,000	693,142
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/29 (AGM)	1,250,000	1,288,310
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/30 (AGM)	1,315,000	1,357,744
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/31 (AGM)	1,380,000	1,426,135
Central Basin Municipal Water District Rev., 5.00%, 8/1/28, Prerefunded at 100% of Par(3)	5,000,000	5,586,495
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2019-1), 4.00%, 9/1/51	1,000,000	836,871
Chino Community Facilities District Special Tax, (ChiNo. Community Facilities District No. 2003-3), 5.00%, 9/1/43	3,160,000	3,217,140
Chino Community Facilities District Special Tax, (ChiNo. Community Facilities District No. 2003-3), 4.00%, 9/1/45	1,325,000	1,149,217
Chino Community Facilities District Special Tax, (ChiNo. Community Facilities District No. 2003-3), 5.00%, 9/1/48	2,500,000	2,530,264
Chino Community Facilities District Special Tax, (ChiNo. Community Facilities District No. 2003-3), 4.00%, 9/1/50	2,500,000	2,106,689
Chino Community Facilities District Special Tax, (Community Facilities District No. 2003-3), 5.375%, 9/1/47	1,615,000	1,664,358
Chino Community Facilities District Special Tax, (Community Facilities District No. 2003-3), 5.375%, 9/1/52	2,000,000	2,049,466
Chula Vista Community Facilities District Special Tax, (Chula Vista Community Facilities District No. 06-1), 5.00%, 9/1/43	535,000	547,019
Chula Vista Community Facilities District Special Tax, (Chula Vista Community Facilities District No. 06-1), 5.00%, 9/1/48	895,000	908,862
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/35	300,000	290,120
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/41	1,000,000	898,415
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/42	600,000	536,230
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/50	1,450,000	1,229,495
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/51	2,500,000	2,095,474
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Tax Allocation, 5.00%, 9/1/52(2)	1,500,000	1,419,566
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, 4.00%, 9/1/46(2)	2,475,000	2,053,137
Corona-Norco Unified School District Special Tax, (Community Facilities District No. 05-1), 4.00%, 9/1/45	2,000,000	1,749,398
Corona-Norco Unified School District Special Tax, (Community Facilities District No. 16-1), 5.00%, 9/1/43	2,430,000	2,476,302
Corona-Norco Unified School District Special Tax, (Community Facilities District No. 16-1), 5.00%, 9/1/48	1,500,000	1,519,606
CSCDA Community Improvement Authority Rev., (1818 Platinum Triangle-Anaheim), 3.25%, 4/1/57(2)	7,135,000	4,924,340
CSCDA Community Improvement Authority Rev., (1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(2)	5,500,000	3,821,004
13

	Principal Amount	Value
CSCDA Community Improvement Authority Rev., (Altana Apartments), 4.00%, 10/1/56(2)	$13,000,000	$9,787,591
CSCDA Community Improvement Authority Rev., (Escondido Portfolio), 4.00%, 12/1/59(2)	12,000,000	7,514,237
CSCDA Community Improvement Authority Rev., (Oceanaire Apartments), 4.00%, 9/1/56(2)	6,235,000	4,810,634
CSCDA Community Improvement Authority Rev., (Orange Portfolio), 4.00%, 3/1/57(2)	3,235,000	2,322,867
CSCDA Community Improvement Authority Rev., (Parrallel-Anaheim), 4.00%, 8/1/56(2)	4,915,000	4,004,596
CSCDA Community Improvement Authority Rev., (Pasadena Portfolio), 2.65%, 12/1/46(2)	1,495,000	1,126,470
CSCDA Community Improvement Authority Rev., (Renaissance at City Center), 5.00%, 7/1/51(2)	8,250,000	7,694,179
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 9/1/46(2)	1,925,000	1,562,004
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 2/1/57(2)	4,000,000	2,886,442
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 3.125%, 6/1/57(2)	5,385,000	3,580,889
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 6/1/57(2)	2,500,000	1,748,680
Dixon Special Tax, (Dixon Community Facilities District No. 2013-1 Homestead), 5.00%, 9/1/45	4,780,000	4,818,140
Dixon Special Tax, (Dixon Community Facilities District No. 2019-1 Homestead), 4.00%, 9/1/45	1,000,000	874,699
Dublin Special Tax, (Community Facilities District No. 2015-1), 5.50%, 9/1/47	2,630,000	2,700,958
Dublin Special Tax, (Community Facilities District No. 2015-1), 5.50%, 9/1/51	3,040,000	3,109,768
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/29	665,000	713,071
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/37	1,150,000	1,179,281
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/39	3,200,000	3,306,795
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/47	2,840,000	2,860,740
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/49	5,000,000	5,043,692
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/42	600,000	674,131
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/45	1,200,000	1,337,300
East Garrison Public Finance Authority Special Tax, 5.00%, 9/1/46	1,170,000	1,181,806
El Dorado County Special Tax, (Community Facilities District No. 2014-1), 4.00%, 9/1/43	1,250,000	1,116,901
El Dorado County Special Tax, (Community Facilities District No. 2014-1), 4.00%, 9/1/46	2,350,000	2,067,574
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/34	450,000	474,688
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/39	725,000	748,403
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/44	1,300,000	1,323,067
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/49	1,500,000	1,518,562
Elk Grove Finance Authority Special Tax, (Community Facilities District No. 2005-1 Laguna Ridge), 5.00%, 9/1/43	1,040,000	1,046,499
Emeryville Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/34 (AGM)	1,000,000	1,035,146
14

	Principal Amount	Value
Escondido Special Tax, (Escondido Community Facilities District No. 2020-2), 5.00%, 9/1/52	$2,700,000	$2,694,204
Fairfield Community Facilities District Special Tax, (District No. 2016-1), 4.00%, 9/1/41	1,145,000	1,033,889
Fairfield Community Facilities District Special Tax, (District No. 2016-1), 4.00%, 9/1/45	2,000,000	1,754,346
Fairfield Community Facilities District Special Tax, (Fairfield Community Facilities District No. 2019-1), 5.00%, 9/1/35(2)	735,000	775,177
Fairfield Community Facilities District Special Tax, (Fairfield Community Facilities District No. 2019-1), 5.00%, 9/1/50(2)	3,250,000	3,287,148
Folsom Ranch Financing Authority Special Tax, (Community Facilities District No. 20), 5.00%, 9/1/42	1,680,000	1,692,772
Folsom Ranch Financing Authority Special Tax, (Community Facilities District No. 20), 5.125%, 9/1/47	1,250,000	1,257,245
Folsom Ranch Financing Authority Special Tax, (Community Facilities District No. 20), 5.125%, 9/1/52	1,300,000	1,300,094
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/39	1,255,000	1,281,240
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/44	2,285,000	2,296,235
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/47	4,325,000	4,284,344
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 20), 5.00%, 9/1/33	530,000	554,248
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 20), 5.00%, 9/1/38	845,000	862,051
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 20), 5.00%, 9/1/48	1,675,000	1,673,274
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 21), 5.00%, 9/1/35	1,285,000	1,331,517
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 21), 5.00%, 9/1/39	1,555,000	1,583,146
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 21), 5.00%, 9/1/44	2,540,000	2,549,685
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 21), 4.00%, 9/1/46	800,000	686,788
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 4.00%, 9/1/40	1,245,000	1,131,376
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 4.00%, 9/1/45	1,075,000	931,073
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 4.00%, 9/1/50	1,140,000	956,194
Fontana Special Tax, (Fontana Community Facilities District No. 31), 5.00%, 9/1/35	1,365,000	1,427,357
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/45	750,000	654,176
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/50	900,000	760,766
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/46	1,475,000	1,338,145
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/46	4,250,000	3,855,673
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(1)	6,000,000	2,337,819
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, VRN, 0.00%, 1/15/42	2,200,000	2,355,327
Fort Bragg Unified School District GO, 5.50%, 8/1/52	1,450,000	1,581,112
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/40	3,000,000	3,034,677
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/45	2,000,000	2,015,958
15

	Principal Amount	Value
Fresno Unified School District GO, 4.00%, 8/1/52	$2,500,000	$2,416,108
Fullerton Public Financing Authority Rev., (Marshall B Ketchum University), 4.00%, 2/1/51	2,500,000	2,275,717
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/23, Prerefunded at 100% of Par(3)	1,500,000	1,507,515
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/51	4,000,000	4,166,530
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/66(1)	29,750,000	2,957,189
Hastings Campus Housing Finance Authority Rev., 0.00%, 7/1/61(1)(2)	14,365,000	4,851,118
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/61(2)	5,335,000	4,284,490
Hemet Unified School District Financing Authority Special Tax, 5.00%, 9/1/39	2,100,000	2,126,492
Hesperia Special Tax, (Community Facilities District No. 2005-1), 5.00%, 9/1/29	1,060,000	1,085,154
Independent Cities Finance Authority Rev., (Compton Sales Tax Rev.), 4.00%, 6/1/46 (AGM)(2)	900,000	838,748
Independent Cities Finance Authority Rev., (Compton Sales Tax Rev.), 4.00%, 6/1/51 (AGM)(2)	3,400,000	3,070,821
Independent Cities Finance Authority Rev., (Millennium Housing LLC), 5.00%, 9/15/50	2,000,000	2,093,156
Independent Cities Finance Authority Rev., (Palomar Estates East), 5.00%, 9/15/36	1,000,000	995,119
Independent Cities Finance Authority Rev., (Palomar Estates West), 5.00%, 9/15/36	1,500,000	1,492,678
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,110,000	1,124,949
Irvine Special Assessment, (Irvine Reassessment District No. 15-2), 5.00%, 9/2/42	1,500,000	1,515,467
Irvine Special Tax, (Irvine Community Facilities District No. 2013-3), 5.00%, 9/1/48	2,500,000	2,536,301
Jurupa Unified School District Special Tax, (Community Facilities District No. 11), 4.00%, 9/1/47	1,000,000	868,903
Jurupa Unified School District Special Tax, (Community Facilities District No. 6), 5.00%, 9/1/38	1,000,000	1,032,435
Jurupa Unified School District Special Tax, (Community Facilities District No. 6), 5.00%, 9/1/43	1,255,000	1,277,693
Lake Elsinore Special Tax, (Lake Elsinore Community Facilities District No. 2016-2), 5.00%, 9/1/43	2,470,000	2,517,064
Lake Elsinore Special Tax, (Lake Elsinore Community Facilities District No. 2016-2), 5.00%, 9/1/48	3,640,000	3,687,577
Lake Elsinore Facilities Financing Authority Special Tax, 4.00%, 9/1/44	535,000	474,006
Lake Elsinore Public Financing Authority Special Tax, 5.00%, 9/1/40	1,925,000	1,957,707
Lake Elsinore Unified School District Community Facilities District Special Tax, (District No. 2013-1), 4.00%, 9/1/42	600,000	539,033
Lake Elsinore Unified School District Community Facilities District Special Tax, (District No. 2013-1), 4.00%, 9/1/47	900,000	782,013
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2007-1), 6.00%, 9/1/43	1,250,000	1,259,582
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2014-1), 5.00%, 9/1/43	775,000	790,521
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/27	450,000	476,075
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/28	505,000	533,830
16

	Principal Amount	Value
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/30	$1,300,000	$1,371,053
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/32	1,510,000	1,590,376
Lee Lake Water District Financing Corp. Special Tax, (Community Facilities District No. 4 Terramor), 5.00%, 9/1/43	4,730,000	4,822,428
Lee Lake Water District Financing Corp. Special Tax, (Community Facilities District No. 4 Terramor), 4.00%, 9/1/46	1,040,000	894,713
Lee Lake Water District Financing Corp. Special Tax, (Community Facilities District No. 4 Terramor), 5.00%, 9/1/48	6,040,000	6,118,946
Lee Lake Water District Financing Corp. Special Tax, (Community Facilities District No. 4 Terramor), 4.00%, 9/1/51	930,000	780,249
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co.)	1,150,000	1,251,509
Los Angeles Community Facilities District Special Tax, (District No. 11), 4.00%, 9/1/46	1,500,000	1,288,372
Los Angeles County Community Facilities District No. 2021-01 Special Tax, 5.00%, 9/1/52	1,000,000	990,250
Los Angeles County Public Works Financing Authority Rev., (Los Angeles County), 5.00%, 12/1/49	7,000,000	7,499,022
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	5,000,000	5,480,770
Los Angeles Department of Airports Rev., 5.00%, 5/15/48	3,000,000	3,267,451
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/27	750,000	818,474
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/40	4,000,000	4,460,146
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/51	5,000,000	5,394,812
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/52	5,165,000	5,584,122
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System Rev.), 5.00%, 7/1/47	1,000,000	1,094,514
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/50	5,000,000	5,371,714
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/52	3,000,000	3,264,693
Los Angeles Department of Water & Power System Rev., VRDN, 1.60%, 3/1/23 (SBBPA: Bank of America N.A.)	100,000	100,000
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/51	7,595,000	8,185,135
Los Angeles Wastewater System Rev., 5.00%, 6/1/47	3,000,000	3,306,013
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	100,000	100,593
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	110,000	110,647
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/24	250,000	254,174
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	175,000	180,277
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	260,000	267,839
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	115,000	120,329
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	135,000	141,256
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/27	100,000	106,050
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28	100,000	106,275
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28	100,000	106,475
17

	Principal Amount	Value
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33	$250,000	$264,201
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33	340,000	359,229
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/38	250,000	258,727
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/38	400,000	413,963
Menifee Union School District Special Tax, (Community Facilities District No. 2011-1), 5.00%, 9/1/43	1,000,000	1,016,627
Menifee Union School District Special Tax, (Community Facilities District No. 2011-1), 5.00%, 9/1/44	2,245,000	2,275,975
Menifee Union School District Special Tax, (Community Facilities District No. 2011-1), 5.00%, 9/1/48	1,500,000	1,515,268
Menifee Union School District Special Tax, (Community Facilities District No. 2011-1), 5.25%, 9/1/52	2,000,000	2,033,803
Menifee Union School District Public Financing Authority Special Tax, 5.00%, 9/1/24	1,200,000	1,217,417
Metropolitan Water District of Southern California Rev., 5.00%, 10/1/49	4,605,000	4,987,587
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/34	2,325,000	2,523,239
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/35	2,230,000	2,401,580
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/36	1,800,000	1,921,758
Moreno Valley Unified School District Community Facilities District Special Tax, (District No. 2018-1), 4.00%, 9/1/52	3,985,000	3,317,077
Mountain View Los Altos Union High School District GO, 4.00%, 8/1/35	3,855,000	4,161,876
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	1,700,000	2,110,197
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	4,000,000	4,771,737
Murrieta Community Facilities District Special Tax, (District No. 2005-5 Golden City), 5.00%, 9/1/42	655,000	666,628
Murrieta Community Facilities District Special Tax, (District No. 2005-5 Golden City), 5.00%, 9/1/46	825,000	835,468
North Lake Tahoe Public Financing Authority Rev., (Placer County), 5.50%, 12/1/47	4,425,000	4,989,480
Northern Inyo County Local Hospital District GO, 0.00%, 11/1/34 (AGC)(1)	1,325,000	812,688
Northern Inyo County Local Hospital District GO, 0.00%, 11/1/36 (AGC)(1)	2,885,000	1,550,076
Northern Inyo County Local Hospital District Rev., 3.875%, 12/1/23, Prerefunded at 100% of Par(3)	2,725,000	2,735,230
Oak Grove School District GO, 5.00%, 8/1/52	4,000,000	4,372,060
Ontario Special Tax, (Ontario Community Facilities District No. 57), 4.25%, 9/1/37	415,000	397,203
Ontario Special Tax, (Ontario Community Facilities District No. 57), 4.625%, 9/1/42	650,000	628,594
Ontario Special Tax, (Ontario Community Facilities District No. 57), 4.75%, 9/1/47	840,000	806,239
Ontario Special Tax, (Ontario Community Facilities District No. 57), 4.75%, 9/1/52	825,000	774,744
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/26	390,000	405,340
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/41	2,065,000	2,087,599
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/42	1,000,000	1,019,788
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/47	500,000	506,878
18

	Principal Amount	Value
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/42	$1,395,000	$1,256,526
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/48	2,000,000	1,732,437
Ontario Community Facilities District No. 31 Special Tax, 5.00%, 9/1/42	1,050,000	1,067,360
Ontario Community Facilities District No. 34 Special Tax, 4.00%, 9/1/48	1,000,000	863,611
Ontario Community Facilities District No. 43 Special Tax, 4.00%, 9/1/50	1,000,000	846,610
Orange County Community Facilities District Special Tax, (Community Facilities District No. 2017-1), 5.00%, 8/15/42	2,500,000	2,558,709
Orange County Community Facilities District Special Tax, (Community Facilities District No. 2021-1), 5.00%, 8/15/52	4,200,000	4,223,784
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2015-1), 5.25%, 8/15/45	3,905,000	3,966,966
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2016-1), 5.00%, 8/15/46	10,000,000	10,112,193
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2017-1), 4.00%, 8/15/40	1,080,000	974,443
Oroville Rev., 5.25%, 4/1/49	3,000,000	2,860,072
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/39	2,350,000	2,371,336
Palm Desert Special Tax, (Palm Desert Community Facilities District No. 2021-1), 3.00%, 9/1/31	410,000	374,953
Palm Desert Special Tax, (Palm Desert Community Facilities District No. 2021-1), 4.00%, 9/1/41	900,000	813,690
Palm Desert Special Tax, (Palm Desert Community Facilities District No. 2021-1), 4.00%, 9/1/51	1,300,000	1,107,003
Palomar Health COP, (Palomar Health Obligated Group), 4.00%, 11/1/38	1,445,000	1,321,114
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/27	2,005,000	2,083,840
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/30	3,000,000	3,121,954
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/31	2,125,000	2,210,606
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/36	8,465,000	8,627,189
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/39	8,250,000	8,336,389
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/42	10,000,000	10,053,446
Peninsula Corridor Joint Powers Board Rev., 5.00%, 6/1/51	14,335,000	15,636,850
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/34	1,555,000	1,626,792
Perris Union High School District Special Tax, (Community Facilities District No. 92-1), 5.00%, 9/1/41	4,750,000	4,791,516
Pleasant Valley School District / Ventura County GO, 5.85%, 8/1/31 (NATL)	4,835,000	5,437,683
Rancho Cordova Special Tax, (Community Facilities District No. 2021-1), 5.25%, 9/1/52	2,000,000	2,005,335
Rancho Cordova Special Tax, (Sunridge Anatolia Community Facilities Dist No. 2003-1), 4.00%, 9/1/37	3,000,000	2,844,532
Rancho Cordova Special Tax, (Sunridge No.rth Douglas Community Facs Dist No. 2005-1), 5.00%, 9/1/40	1,195,000	1,207,969
Rancho Cordova Special Tax, (Sunridge No.rth Douglas Community Facs Dist No. 2005-1), 4.00%, 9/1/45	1,025,000	895,302
Rancho Cordova Special Tax, (Sunridge No.rth Douglas Community Facs Dist No. 2005-1), 5.00%, 9/1/45	1,250,000	1,259,388
Redwood City Redevelopment Agency Successor Agency Tax Allocation, Capital Appreciation, 0.00%, 7/15/28 (Ambac)(1)	3,405,000	2,835,322
19

	Principal Amount	Value
Regents of the University of California Medical Center Pooled Rev., VRDN, 1.55%, 3/1/23	$1,100,000	$1,100,000
Riverside County Community Facilities Districts Special Tax, (District No. 04-2), 5.00%, 9/1/30	1,035,000	1,042,073
Riverside County Community Facilities Districts Special Tax, (District No. 04-2), 5.00%, 9/1/35	2,520,000	2,533,832
Riverside County Community Facilities Districts Special Tax, (District No. 05-8), 5.00%, 9/1/48	2,500,000	2,532,676
Riverside County Community Facilities Districts Special Tax, (District No. 07-2), 5.00%, 9/1/40	2,250,000	2,273,891
Riverside County Community Facilities Districts Special Tax, (District No. 07-2), 5.00%, 9/1/42	1,110,000	1,129,705
Riverside County Community Facilities Districts Special Tax, (District No. 07-2), 5.00%, 9/1/44	2,735,000	2,756,637
Riverside County Community Facilities Districts Special Tax, (District No. 07-2), 5.00%, 9/1/45	540,000	547,420
Riverside County Transportation Commission Rev., 5.75%, 6/1/23, Prerefunded at 100% of Par(3)	500,000	503,294
Riverside County Transportation Commission Rev., 4.00%, 6/1/46	1,475,000	1,362,502
Riverside County Transportation Commission Rev., 4.00%, 6/1/47	2,500,000	2,300,069
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/41(1)	2,000,000	825,739
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/42(1)	3,320,000	1,315,293
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/43(1)	5,000,000	1,874,897
Riverside Unified School District Special Tax, 4.00%, 9/1/40	350,000	317,284
Riverside Unified School District Special Tax, 4.00%, 9/1/45	415,000	362,488
Riverside Unified School District Special Tax, 4.00%, 9/1/50	875,000	740,784
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 32), 4.00%, 9/1/43	1,600,000	1,423,885
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 32), 4.00%, 9/1/48	1,850,000	1,595,275
Riverside Water Rev., 5.00%, 10/1/47	1,000,000	1,100,863
Riverside Water Rev., 5.00%, 10/1/52	1,000,000	1,094,403
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Heritage Lake), 5.00%, 9/1/38	2,900,000	2,937,945
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Heritage Lake), 5.00%, 9/1/43	3,000,000	3,036,822
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 91-1 Heritage Lake), 5.00%, 9/1/41	1,250,000	1,267,204
Roseville Special Tax, (Ranch Community Facilities District No. 5), 5.00%, 9/1/32(2)	1,265,000	1,330,194
Roseville Special Tax, (Ranch Community Facilities District No. 5), 5.00%, 9/1/47(2)	6,500,000	6,573,645
Roseville Special Tax, (Roseville Creekview Community Facilities District No. 1), 5.00%, 9/1/45	1,280,000	1,305,018
Roseville Special Tax, (Roseville Creekview Community Facilities District No. 1), 5.00%, 9/1/50	250,000	252,858
Roseville Special Tax, (Roseville Ranch at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/45	450,000	389,204
Roseville Special Tax, (Roseville Ranch at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/50	1,000,000	845,296
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 5.00%, 9/1/39	445,000	460,868
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 5.00%, 9/1/44	500,000	510,259
20

	Principal Amount	Value
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/46	$640,000	$558,213
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 5.00%, 9/1/49	700,000	710,403
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/51	1,290,000	1,095,012
Roseville Special Tax, (Roseville Villages at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/44	3,230,000	3,287,209
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/36	685,000	716,309
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/39	1,390,000	1,434,012
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/45	495,000	436,664
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/50	650,000	558,944
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/40	1,670,000	1,717,977
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/43	2,840,000	2,861,197
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/44	1,650,000	1,645,545
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/44	2,950,000	3,010,530
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/49	850,000	862,632
Roseville Natural Gas Financing Authority Rev., 5.00%, 2/15/27 (GA: Merrill Lynch & Co.)	5,000,000	5,143,649
Sacramento Special Tax, (Community Facilities District No. 2006-2), 5.00%, 9/1/41	1,900,000	1,926,298
Sacramento Special Tax, (Community Facilities District No. 2006-2), 5.00%, 9/1/46	2,250,000	2,270,537
Sacramento Special Tax, (Community Facilities District No. 2007-1), 5.00%, 9/1/32(2)	300,000	314,265
Sacramento Special Tax, (Community Facilities District No. 2007-1), 5.00%, 9/1/47(2)	1,900,000	1,924,598
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/46	1,200,000	991,233
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/50	1,500,000	1,210,762
Sacramento County Special Tax, (Community Facilities District No. 2004-1), 5.00%, 9/1/29	1,000,000	1,058,013
Sacramento County Special Tax, (Community Facilities District No. 2004-1), 5.00%, 9/1/30	1,170,000	1,229,491
Sacramento County Special Tax, (Community Facilities District No. 2004-1), 5.00%, 9/1/31	1,355,000	1,422,958
Sacramento County Special Tax, (Community Facilities District No. 2004-1), 5.00%, 9/1/32	665,000	698,149
Sacramento County Special Tax, (Community Facilities District No. 2004-1), 5.00%, 9/1/35	2,335,000	2,423,978
Sacramento County Special Tax, (Community Facilities District No. 2004-1), 5.00%, 9/1/40	3,000,000	3,054,912
Sacramento County Special Tax, (Community Facilities District No. 2005-2), 5.00%, 9/1/40	2,325,000	2,358,822
Sacramento County Special Tax, (Community Facilities District No. 2005-2), 5.00%, 9/1/45	4,645,000	4,688,295
Sacramento County Special Tax, (Community Facilities District No. 2014-2), 5.00%, 9/1/46	3,375,000	3,403,642
Salinas Union High School District GO, 4.00%, 8/1/47	5,000,000	4,768,429
San Bernardino County Special Tax, (County of San BernardiNo. CA Community Facilities District No.. 2006-1), 4.00%, 9/1/42	700,000	628,872
21

	Principal Amount	Value
San Bernardino County Special Tax, (County of San BernardiNo. CA Community Facilities District No.. 2006-1), 5.00%, 9/1/43	$1,300,000	$1,324,771
San Bernardino County Special Tax, (County of San BernardiNo. CA Community Facilities District No.. 2006-1), 4.00%, 9/1/48	1,000,000	863,611
San Bernardino County Special Tax, (County of San BernardiNo. CA Community Facilities District No.. 2006-1), 5.00%, 9/1/48	1,200,000	1,215,685
San Clemente Special Tax, (Community Facilities District No. 2006-1), 5.00%, 9/1/46	7,530,000	7,585,492
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	835,000	875,914
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/26	525,000	553,434
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	725,000	772,575
San Diego County Special Tax, (San County Diego Community Facilities District No. 2008-01), 4.00%, 9/1/43	1,255,000	1,131,981
San Diego County Special Tax, (San County Diego Community Facilities District No. 2008-01), 4.00%, 9/1/48	1,250,000	1,087,689
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/23, Prerefunded at 100% of Par(3)	500,000	503,195
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/36	3,750,000	4,086,243
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/39	2,000,000	2,132,221
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/44	3,425,000	3,448,838
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/49	8,500,000	8,858,919
San Diego County Water Authority Rev., 5.00%, 5/1/52	1,000,000	1,092,566
San Diego Public Facilities Financing Authority Rev., (San Diego Sewer Utility Rev.), 5.00%, 5/15/52	3,000,000	3,259,233
San Diego Unified Port District Rev., 5.00%, 9/1/26	750,000	757,613
San Francisco Bay Area Rapid Transit District GO, 5.25%, 8/1/47	4,750,000	5,297,906
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/43(4)	6,750,000	7,389,338
San Francisco City & County Redevelopment Agency Successor Agency Special Tax, (Facilities District No. 6), Capital Appreciation, 0.00%, 8/1/43(1)	5,500,000	1,672,081
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/33	780,000	804,399
San Jacinto Community Facilities District Special Tax, (Community Facilities District No. 2002-1), 5.00%, 9/1/28	1,080,000	1,132,412
San Jacinto Community Facilities District Special Tax, (Community Facilities District No. 2002-1), 5.00%, 9/1/29	1,165,000	1,217,698
San Jacinto Community Facilities District Special Tax, (Community Facilities District No. 2002-1), 5.00%, 9/1/32	450,000	466,571
San Jacinto Community Facilities District Special Tax, (Community Facilities District No. 2002-1), 5.00%, 9/1/33	1,280,000	1,325,491
San Jacinto Community Facilities District Special Tax, (Community Facilities District No. 2002-1), 5.00%, 9/1/34	335,000	346,368
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	6,000,000	6,027,074
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/25 (NATL)(1)	3,090,000	2,874,522
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/29 (NATL)(1)	165,000	131,776
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/31 (NATL)(1)	16,000,000	11,708,168
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/32 (NATL)(1)	290,000	202,441
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/36 (NATL)(1)	1,335,000	752,922
San Jose Financing Authority Rev., (San Jose Wastewater Rev.), 5.00%, 11/1/52	9,605,000	10,665,722
22

	Principal Amount	Value
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/46	$550,000	$475,577
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/51	700,000	590,446
Santa Clara Valley Water District Safe Clean Water Rev., 5.00%, 8/1/47	1,500,000	1,661,648
Santa Margarita Water District Special Tax, (Community Facilities District No. 2013-1), 5.625%, 9/1/43	1,200,000	1,206,305
Saugus/Hart School Facilities Financing Authority Special Tax, (Community Facilities District No. 2006-1), 5.00%, 9/1/46	2,495,000	2,513,354
Saugus-Castaic School Facilities Financing Authority Special Tax, (Community Facilities District No. 2006-1C), 6.00%, 9/1/43	1,435,000	1,445,859
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/36(1)	32,000,000	15,349,808
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/41(1)	11,465,000	4,046,244
South Orange County Public Financing Authority Rev., (Orange County), 5.00%, 6/1/52	5,000,000	5,357,447
South San Francisco Special Tax, (Community Facilities District No. 2021-01), 5.00%, 9/1/52	2,200,000	2,214,217
South San Francisco Special Tax, (South San Francisco Community Facilities District No. 2021-01), 4.00%, 9/1/44	1,000,000	889,671
Southern California Public Power Authority Rev., 5.00%, 11/1/29 (GA: Goldman Sachs Group, Inc.)	2,000,000	2,124,431
Southern California Public Power Authority Rev., 5.00%, 11/1/33 (GA: Goldman Sachs Group, Inc.)	3,755,000	4,029,899
Southern Mono Health Care District GO, Capital Appreciation, 0.00%, 8/1/26 (NATL)(1)	1,800,000	1,599,195
State Center Community College District GO, 5.00%, 8/1/47	9,000,000	9,902,054
State of California GO, 5.00%, 9/1/42	870,000	928,166
State of California GO, 5.00%, 10/1/47	8,375,000	8,694,578
Stockton Community Facilities District Special Tax, (Stockton Community Facilities District No. 2018-2), 4.00%, 9/1/45	1,115,000	956,763
Stockton Community Facilities District Special Tax, (Stockton Community Facilities District No. 2018-2), 4.00%, 9/1/50	1,500,000	1,262,234
Stockton Public Financing Authority Special Tax, (Stockton Arch Road East Community Facilities District No. 99-02), 5.00%, 9/1/37	2,500,000	2,592,274
Stockton Public Financing Authority Special Tax, (Stockton Arch Road East Community Facilities District No. 99-02), 5.00%, 9/1/43	3,000,000	3,055,705
Stockton Public Financing Authority Special Tax, (Stockton Water Revenue), 5.00%, 10/1/33 (BAM)	1,000,000	1,110,290
Sulphur Springs Union School District Special Tax, (Sulphur Springs School District Community Facilities District No. 2006-1), 5.00%, 9/1/47	3,640,000	3,687,124
Sunnyvale Special Tax, 7.75%, 8/1/32	6,100,000	6,119,543
Tejon Ranch Public Facilities Finance Authority Special Tax, (Tejon Ranch Public Facilities Finance Authority Community Facs Dist No. 2008-1), 5.00%, 9/1/45	6,000,000	6,063,366
Tejon Ranch Public Facilities Finance Authority Special Tax, (Tejon Ranch Public Facilities Finance Authority Community Facs Dist No. 2008-1), 4.00%, 9/1/50	4,750,000	4,110,267
Temecula Valley Unified School District Community Facilities District Special Tax, (Temecula Valley Unified School District Community Facilities District No. 2014-1), 5.00%, 9/1/43	1,000,000	1,018,568
Tobacco Securitization Authority of Northern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 0.00%, 6/1/60(1)	5,000,000	814,987
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.00%, 6/1/48	10,525,000	10,668,550
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), Capital Appreciation, 0.00%, 6/1/46(1)	25,000,000	3,130,457
23

	Principal Amount	Value
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/34	$1,570,000	$1,652,208
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/39	2,280,000	2,328,989
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/43	5,250,000	5,344,933
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/49	3,155,000	3,184,925
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/49	4,390,000	4,454,743
Transbay Joint Powers Authority Tax Allocation, (Transbay Redevelopment Project Tax Increment Rev.), 5.00%, 10/1/45	2,000,000	2,048,074
University of California Rev., 5.00%, 5/15/43	10,000,000	11,173,686
University of California Rev., 5.00%, 5/15/52	7,500,000	8,178,411
University of California Rev., VRDN, 1.55%, 3/1/23	200,000	200,000
University of California Rev., VRDN, 1.55%, 3/1/23	2,750,000	2,750,000
Upland COP, (San Antonio Regional Hospital Obligated Group), 4.00%, 1/1/42	3,000,000	2,651,608
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/47	2,500,000	2,480,078
Vista Unified School District GO, 5.25%, 8/1/48 (BAM)	4,410,000	4,912,998
Washington Township Health Care District Rev., 5.00%, 7/1/26	400,000	408,929
Washington Township Health Care District Rev., 3.25%, 7/1/27	1,000,000	951,588
Washington Township Health Care District Rev., 3.50%, 7/1/28	750,000	731,265
Washington Township Health Care District Rev., 3.75%, 7/1/29	1,000,000	985,319
Whittier Rev., (Presbyterian Intercommunity Hospital Obligated Group), 5.00%, 6/1/44	3,500,000	3,521,992
William S Hart Union High School District Special Tax, (Community Facilities Dist No. 2015-1), 5.00%, 9/1/42	1,350,000	1,367,742
William S Hart Union High School District Special Tax, (Community Facilities Dist No. 2015-1), 5.00%, 9/1/47	2,350,000	2,370,424
Woodland Special Tax, (Community Facilities Dist No. 2004-1), 4.00%, 9/1/41	2,545,000	2,303,843
Woodland Special Tax, (Community Facilities Dist No. 2004-1), 4.00%, 9/1/45	2,545,000	2,245,068
Yorba Linda Water District Public Financing Corp. Rev., 4.00%, 10/1/52	3,750,000	3,584,362
		1,373,603,040
Guam — 0.7%
Guam Government Waterworks Authority Rev., 5.00%, 7/1/36	1,755,000	1,791,682
Guam Government Waterworks Authority Rev., 5.00%, 7/1/37	1,500,000	1,525,584
Guam Government Waterworks Authority Rev., 5.00%, 1/1/46	3,000,000	3,019,554
Guam Government Waterworks Authority Rev., 5.00%, 1/1/50	1,750,000	1,756,644
Port Authority of Guam Government Rev., 5.00%, 7/1/48	1,500,000	1,524,639
		9,618,103
Puerto Rico — 0.3%
Puerto Rico GO, 5.25%, 7/1/23	103,396	103,697
Puerto Rico GO, 5.375%, 7/1/25	206,218	209,379
Puerto Rico GO, 5.625%, 7/1/27	1,954,351	2,018,892
Puerto Rico GO, 5.625%, 7/1/29	201,036	209,761
Puerto Rico GO, 5.75%, 7/1/31	195,264	205,535
Puerto Rico GO, 4.00%, 7/1/33	185,162	165,917
Puerto Rico GO, 4.00%, 7/1/35	166,436	145,782
Puerto Rico GO, 4.00%, 7/1/37	142,845	122,163
Puerto Rico GO, 4.00%, 7/1/41	194,215	160,434
Puerto Rico GO, 4.00%, 7/1/46	201,981	160,838
24

	Principal Amount	Value
Puerto Rico GO, Capital Appreciation, 0.00%, 7/1/24(1)	$61,911	$58,109
Puerto Rico GO, Capital Appreciation, 0.00%, 7/1/33(1)	238,285	135,768
Puerto Rico GO, VRN, 0.00%, 11/1/43	876,694	378,074
		4,074,349
TOTAL INVESTMENT SECURITIES — 99.2% (Cost $1,467,352,740)		1,387,295,492
OTHER ASSETS AND LIABILITIES — 0.8%		11,561,587
TOTAL NET ASSETS — 100.0%		$1,398,857,079

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	629	June 2023	$70,231,781	$12,293
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AGC	–	Assured Guaranty Corporation
AGM	–	Assured Guaranty Municipal Corporation
BAM	–	Build America Mutual Assurance Company
BAM-TCRS	–	Build America Mutual Assurance Company - Transferrable Custodial Receipts
COP	–	Certificates of Participation
GA	–	Guaranty Agreement
GO	–	General Obligation
LOC	–	Letter of Credit
MUNIPSA	–	SIFMA Municipal Swap Index
NATL	–	National Public Finance Guarantee Corporation
SBBPA	–	Standby Bond Purchase Agreement
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $293,381,432, which represented 21.0% of total net assets.
(3)Escrowed to maturity in U.S. government securities or state and local government securities.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

See Notes to Financial Statements.
25

Statement of Assets and Liabilities

FEBRUARY 28, 2023 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,467,352,740)	$1,387,295,492
Cash	31,006
Deposits with broker for futures contracts	1,226,550
Receivable for investments sold	41,620
Receivable for capital shares sold	609,940
Receivable for variation margin on futures contracts	450,003
Interest receivable	20,070,550
1,409,725,161

Liabilities
Payable for investments purchased	7,505,730
Payable for capital shares redeemed	2,459,661
Accrued management fees	438,177
Distribution and service fees payable	24,357
Dividends payable	440,157
10,868,082

Net Assets	$1,398,857,079

Net Assets Consist of:
Capital paid in	$1,548,289,714
Distributable earnings (loss)	(149,432,635)
$1,398,857,079

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$699,399,243	73,119,666	$9.57
I Class	$621,580,258	65,016,090	$9.56
Y Class	$4,345,277	454,337	$9.56
A Class	$56,359,367	5,892,113	$9.57
C Class	$17,172,934	1,795,184	$9.57
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $10.02 (net asset value divided by 0.955). A contingent deferred sales charge may be imposed on redemptions of Class A and Class C.

See Notes to Financial Statements.
26

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$28,905,573

Expenses:
Management fees	2,783,870
Distribution and service fees:
A Class	68,563
C Class	78,961
Trustees' fees and expenses	40,678
Other expenses	32,581
3,004,653

Net investment income (loss)	25,900,920

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(24,575,097)
Futures contract transactions	(2,151,375)
(26,726,472)

Change in net unrealized appreciation (depreciation) on:
Investments	(10,164,908)
Futures contracts	(28,092)
(10,193,000)

Net realized and unrealized gain (loss)	(36,919,472)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(11,018,552)

See Notes to Financial Statements.
27

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2022
Increase (Decrease) in Net Assets	February 28, 2023	August 31, 2022
Operations
Net investment income (loss)	$25,900,920	$49,902,314
Net realized gain (loss)	(26,726,472)	(37,894,080)
Change in net unrealized appreciation (depreciation)	(10,193,000)	(198,896,572)
Net increase (decrease) in net assets resulting from operations	(11,018,552)	(186,888,338)

Distributions to Shareholders
From earnings:
Investor Class	(12,829,484)	(25,397,572)
I Class	(11,841,175)	(22,218,687)
Y Class	(84,215)	(96,193)
A Class	(935,396)	(1,802,781)
C Class	(210,278)	(386,205)
Decrease in net assets from distributions	(25,900,548)	(49,901,438)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(54,431,439)	(27,419,067)

Net increase (decrease) in net assets	(91,350,539)	(264,208,843)

Net Assets
Beginning of period	1,490,207,618	1,754,416,461
End of period	$1,398,857,079	$1,490,207,618

See Notes to Financial Statements.
28

Notes to Financial Statements

FEBRUARY 28, 2023 (UNAUDITED)

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California High-Yield Municipal Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income that is exempt from federal and California income taxes.

The fund offers the Investor Class, I Class, Y Class, A Class and C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

29

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements. The fund may incur charges or earn income on posted collateral balances, which are reflected in interest expenses or interest income, respectively.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included.

30

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended February 28, 2023 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1925% to 0.3100%	0.2500% to 0.3100%	0.49%
I Class		0.0500% to 0.1100%	0.29%
Y Class		0.0200% to 0.0800%	0.26%
A Class		0.2500% to 0.3100%	0.49%
C Class		0.2500% to 0.3100%	0.49%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended February 28, 2023 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $25,855,000 and $38,960,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended February 28, 2023 were $593,345,828 and $659,212,711, respectively.

31

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended February 28, 2023		Year ended August 31, 2022
	Shares	Amount	Shares	Amount
Investor Class
Sold	7,578,758	$72,730,746	14,231,459	$151,223,018
Issued in reinvestment of distributions	1,224,053	11,603,239	2,172,438	22,841,823
Redeemed	(11,723,893)	(111,512,729)	(23,735,393)	(247,694,475)
	(2,921,082)	(27,178,744)	(7,331,496)	(73,629,634)
I Class
Sold	31,827,568	304,877,217	61,072,606	626,654,708
Issued in reinvestment of distributions	1,117,272	10,583,650	1,891,767	19,855,529
Redeemed	(36,029,247)	(342,514,133)	(59,015,622)	(605,275,858)
	(3,084,407)	(27,053,266)	3,948,751	41,234,379
Y Class
Sold	53,526	517,658	504,722	5,556,247
Issued in reinvestment of distributions	8,503	80,616	8,991	91,673
Redeemed	(15,823)	(151,725)	(106,143)	(1,066,642)
	46,206	446,549	407,570	4,581,278
A Class
Sold	894,025	8,719,517	1,565,978	16,721,999
Issued in reinvestment of distributions	71,348	676,184	123,684	1,298,280
Redeemed	(1,154,511)	(11,046,884)	(1,448,026)	(14,785,079)
	(189,138)	(1,651,183)	241,636	3,235,200
C Class
Sold	299,818	2,894,320	182,674	1,994,756
Issued in reinvestment of distributions	21,362	202,706	35,340	370,881
Redeemed	(218,580)	(2,091,821)	(490,011)	(5,205,927)
	102,600	1,005,205	(271,997)	(2,840,290)
Net increase (decrease)	(6,045,821)	$(54,431,439)	(3,005,536)	$(27,419,067)

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

32

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$1,387,295,492	—

Other Financial Instruments
Futures Contracts	$12,293	—	—

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $75,076,269 futures contracts purchased.

The value of interest rate risk derivative instruments as of February 28, 2023, is disclosed on the Statement of Assets and Liabilities as an asset of $450,003 in receivable for variation margin on futures contracts.* For the six months ended February 28, 2023, the effect of interest rate risk derivative instruments on the Statement of Operations was $(2,151,375) in net realized gain (loss) on futures contract transactions and $(28,092) in change in net unrealized appreciation (depreciation) on futures contracts.

*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

8. Risk Factors

The novel coronavirus (COVID-19) pandemic has stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the fund.

The fund focuses its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. The fund invests in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

33

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,467,704,061
Gross tax appreciation of investments	$11,570,670
Gross tax depreciation of investments	(91,979,239)
Net tax appreciation (depreciation) of investments	$(80,408,569)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of August 31, 2022, the fund had accumulated short-term capital losses of $(36,562,700) and accumulated long-term capital losses of $(5,935,855), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
34

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2023(3)	$9.79	0.17	(0.22)	(0.05)	(0.17)	$9.57	(0.45)%	0.50%(4)	3.66%(4)	43%	$699,399
2022	$11.30	0.31	(1.51)	(1.20)	(0.31)	$9.79	(10.74)%	0.49%	2.96%	73%	$744,087
2021	$10.86	0.32	0.44	0.76	(0.32)	$11.30	7.12%	0.49%	2.91%	25%	$941,838
2020	$11.10	0.34	(0.24)	0.10	(0.34)	$10.86	0.96%	0.50%	3.15%	57%	$860,867
2019	$10.52	0.36	0.58	0.94	(0.36)	$11.10	9.06%	0.50%	3.40%	39%	$938,094
2018	$10.65	0.37	(0.13)	0.24	(0.37)	$10.52	2.38%	0.50%	3.49%	52%	$896,098
I Class
2023(3)	$9.78	0.18	(0.22)	(0.04)	(0.18)	$9.56	(0.35)%	0.30%(4)	3.86%(4)	43%	$621,580
2022	$11.29	0.33	(1.51)	(1.18)	(0.33)	$9.78	(10.57)%	0.29%	3.16%	73%	$666,056
2021	$10.86	0.34	0.44	0.78	(0.35)	$11.29	7.24%	0.29%	3.11%	25%	$724,407
2020	$11.10	0.36	(0.24)	0.12	(0.36)	$10.86	1.17%	0.30%	3.35%	57%	$518,250
2019	$10.52	0.38	0.58	0.96	(0.38)	$11.10	9.38%	0.30%	3.60%	39%	$445,520
2018	$10.64	0.39	(0.12)	0.27	(0.39)	$10.52	2.58%	0.30%	3.69%	52%	$243,002

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2023(3)	$9.78	0.18	(0.22)	(0.04)	(0.18)	$9.56	(0.33)%	0.27%(4)	3.89%(4)	43%	$4,345
2022	$11.29	0.34	(1.51)	(1.17)	(0.34)	$9.78	(10.54)%	0.26%	3.19%	73%	$3,993
2021	$10.86	0.35	0.43	0.78	(0.35)	$11.29	7.28%	0.26%	3.14%	25%	$6
2020	$11.10	0.37	(0.24)	0.13	(0.37)	$10.86	1.21%	0.27%	3.38%	57%	$56
2019	$10.52	0.38	0.58	0.96	(0.38)	$11.10	9.31%	0.27%	3.63%	39%	$16
2018	$10.65	0.39	(0.13)	0.26	(0.39)	$10.52	2.59%	0.27%	3.72%	52%	$5
A Class
2023(3)	$9.79	0.16	(0.22)	(0.06)	(0.16)	$9.57	(0.57)%	0.75%(4)	3.41%(4)	43%	$56,359
2022	$11.30	0.29	(1.51)	(1.22)	(0.29)	$9.79	(10.96)%	0.74%	2.71%	73%	$59,508
2021	$10.86	0.30	0.44	0.74	(0.30)	$11.30	6.86%	0.74%	2.66%	25%	$65,969
2020	$11.10	0.31	(0.24)	0.07	(0.31)	$10.86	0.71%	0.75%	2.90%	57%	$58,148
2019	$10.52	0.33	0.58	0.91	(0.33)	$11.10	8.79%	0.75%	3.15%	39%	$70,003
2018	$10.65	0.34	(0.13)	0.21	(0.34)	$10.52	2.12%	0.75%	3.24%	52%	$56,688
C Class
2023(3)	$9.79	0.13	(0.22)	(0.09)	(0.13)	$9.57	(0.94)%	1.50%(4)	2.66%(4)	43%	$17,173
2022	$11.30	0.21	(1.51)	(1.30)	(0.21)	$9.79	(11.63)%	1.49%	1.96%	73%	$16,564
2021	$10.86	0.21	0.44	0.65	(0.21)	$11.30	6.06%	1.49%	1.91%	25%	$22,196
2020	$11.10	0.23	(0.24)	(0.01)	(0.23)	$10.86	(0.04)%	1.50%	2.15%	57%	$24,391
2019	$10.53	0.26	0.57	0.83	(0.26)	$11.10	7.98%	1.50%	2.40%	39%	$25,747
2018	$10.65	0.26	(0.12)	0.14	(0.26)	$10.53	1.36%	1.50%	2.49%	52%	$23,572

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended February 28, 2023 (unaudited).
(4)Annualized.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

38

Notes
39

Notes
40

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century California Tax-Free and Municipal Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91770 2304

Semiannual Report

February 28, 2023

California Intermediate-Term Tax-Free Bond Fund
Investor Class (BCITX)
I Class (BCTIX)
Y Class (ACYTX)
A Class (BCIAX)
C Class (BCIYX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending February 28, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Municipal Bonds Delivered Modest Gains

Early in the reporting period, elevated inflation, rising interest rates and economic uncertainty broadly weighed on fixed-income markets, driving returns lower. The municipal bond (muni) segment faced additional challenges due to record outflows from the asset class, which persisted throughout 2022. Performance across equity and fixed-income markets seesawed amid mixed economic data and anticipated monetary policy responses.
The Federal Reserve (Fed) continued to combat inflation with aggressive rate hikes, and those efforts finally yielded results. After peaking at a 40-year-high 9.1% in June, the annual U.S. inflation rate steadily eased. By February, the headline inflation rate dropped to 6%, a notable decline but still historically high.

In addition to helping tame inflation, rapidly rising interest rates fueled recession worries and led to expectations for central banks to change course. This sentiment helped spark a rally among municipal bonds in late-2022 through January. In addition, generally healthy muni market credit trends and still-positive year-over-year state revenue growth further supported municipal bonds.
However, with inflation still much higher than the Fed’s target, policymakers continued to raise rates and indicated a near-term course change was unlikely. In response, most assets, including munis, declined sharply in February. This downturn combined with declines early in the reporting period erased much of the gains municipal bonds generated from November through January. Overall, investment-grade munis advanced modestly for the six-month period and outperformed the broad Treasury index, which declined. California municipal bonds generally outperformed national munis, and investment-grade munis outperformed high-yield municipal bonds, which declined.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of high inflation, tighter financial conditions, banking sector turbulence and economic uncertainty. In addition, increasingly tense geopolitical considerations complicate the market backdrop.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

FEBRUARY 28, 2023
Types of Investments in Portfolio	% of net assets
Municipal Securities	99.5%
Other Assets and Liabilities	0.5%

Top Five Sectors	% of fund investments
Special Tax	16%
General Obligation (GO) - Local	12%
Water & Sewer	12%
Hospital	9%
Pre-Refunded	8%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2022 to February 28, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/22	Ending Account Value 2/28/23	Expenses Paid During Period(1) 9/1/22 - 2/28/23	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,007.40	$2.34	0.47%
I Class	$1,000	$1,007.50	$1.34	0.27%
Y Class	$1,000	$1,007.60	$1.19	0.24%
A Class	$1,000	$1,006.10	$3.58	0.72%
C Class	$1,000	$1,002.40	$7.30	1.47%
Hypothetical
Investor Class	$1,000	$1,022.46	$2.36	0.47%
I Class	$1,000	$1,023.46	$1.35	0.27%
Y Class	$1,000	$1,023.60	$1.20	0.24%
A Class	$1,000	$1,021.22	$3.61	0.72%
C Class	$1,000	$1,017.51	$7.35	1.47%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

FEBRUARY 28, 2023 (UNAUDITED)

	Principal Amount	Value
MUNICIPAL SECURITIES — 99.5%
California — 99.4%
91 Express Lanes Toll Road Rev., 5.00%, 8/15/24	$1,000,000	$1,008,921
91 Express Lanes Toll Road Rev., 5.00%, 8/15/25	1,000,000	1,007,893
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 5.00%, 8/1/33	1,450,000	1,454,533
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/28 (AGM)	2,620,000	2,871,082
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/31 (AGM)	1,400,000	1,533,284
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/32 (AGM)	490,000	535,407
Alameda Community Facilities District Special Tax, (Alameda Community Facilities District No. 22-1), 5.00%, 9/1/43	1,250,000	1,221,219
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/34	3,500,000	3,615,433
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	4,550,000	4,662,455
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/37	3,790,000	3,870,059
Alameda Corridor Transportation Authority Rev., Capital Appreciation, 0.00%, 10/1/35 (NATL)(1)	9,000,000	5,467,057
Alum Rock Union Elementary School District GO, 6.00%, 8/1/39	2,500,000	2,524,452
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,000,000	1,022,496
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,100,000	1,124,746
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,250,000	1,278,120
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,360,000	1,390,595
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,550,000	1,584,869
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/30 (BAM)	2,625,000	2,926,193
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/31 (BAM)	1,745,000	1,941,262
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/32 (BAM)	1,745,000	1,933,973
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/33 (BAM)	1,665,000	1,836,176
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/35 (BAM)	8,105,000	8,640,089
Atwater Wastewater Rev., 5.00%, 5/1/23 (AGM)	510,000	511,332
Atwater Wastewater Rev., 5.00%, 5/1/25 (AGM)	745,000	771,594
Atwater Wastewater Rev., 5.00%, 5/1/27 (AGM)	415,000	446,676
Atwater Wastewater Rev., 5.00%, 5/1/29 (AGM)	700,000	757,616
Atwater Wastewater Rev., 5.00%, 5/1/32 (AGM)	895,000	968,595
Baldwin Park Unified School District GO, 4.00%, 8/1/31 (AGM)	6,420,000	6,616,482
Bay Area Toll Authority Rev., 4.00%, 4/1/29	3,000,000	3,145,961
Bay Area Toll Authority Rev., VRN, 4.67%, (MUNIPSA plus 1.25%), 4/1/36	4,000,000	4,042,373
Bay Area Toll Authority Rev., VRN, 2.625%, 4/1/45	15,000,000	14,572,770
Bay Area Toll Authority Rev., VRN, 4.52%, (MUNIPSA plus 1.10%), 4/1/45	3,750,000	3,768,216
Bay Area Toll Authority Rev., VRN, 3.83%, (MUNIPSA plus 0.41%), 4/1/56	6,000,000	5,810,837

	Principal Amount	Value
Bay Area Toll Authority Rev., VRN, 3.87%, (MUNIPSA plus 0.45%), 4/1/56	$3,000,000	$2,971,753
Brea Redevelopment Agency Tax Allocation, 5.00%, 8/1/24	5,110,000	5,147,075
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, VRN, 0.00%, 8/1/33	1,500,000	1,590,080
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, VRN, 0.00%, 8/1/34	1,785,000	1,889,593
California Community Choice Financing Authority Rev., VRN, 3.87%, (MUNIPSA plus 0.45%), 2/1/52 (GA: Morgan Stanley)	21,930,000	20,505,723
California Community Choice Financing Authority Rev., VRN, 4.00%, 2/1/52 (GA: Morgan Stanley)	11,045,000	10,986,949
California Community Choice Financing Authority Rev., VRN, 4.00%, 10/1/52 (GA: Goldman Sachs Group, Inc.)	7,500,000	7,469,480
California Community Choice Financing Authority Rev., VRN, 5.00%, 7/1/53 (GA: Morgan Stanley)	3,900,000	4,103,073
California Community Choice Financing Authority Rev., VRN, 5.00%, 12/1/53 (GA: Goldman Sachs Group, Inc.)	5,000,000	5,247,510
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/28	275,000	288,093
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/29	800,000	838,851
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/34	1,295,000	1,341,965
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/36	1,595,000	1,637,942
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/43	850,000	865,697
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/30	450,000	485,085
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/32	400,000	429,874
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/34	200,000	200,866
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/36	275,000	268,621
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/39	250,000	237,906
California County Tobacco Securitization Agency Rev., (Gold Country Settlement Funding Corp.), 5.00%, 6/1/29	330,000	352,766
California County Tobacco Securitization Agency Rev., (Gold Country Settlement Funding Corp.), 5.00%, 6/1/33	900,000	968,087
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/24	930,000	945,697
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/26	475,000	504,331
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/27	475,000	515,184
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/28	375,000	413,779
California Educational Facilities Authority Rev., (Claremont McKenna College), 5.00%, 1/1/26, Prerefunded at 100% of Par(2)	750,000	792,411
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/25	800,000	823,557
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/27	300,000	317,650
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/28	800,000	848,315
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/34	490,000	532,618
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/35	625,000	673,227

	Principal Amount	Value
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/37	$745,000	$792,042
California Educational Facilities Authority Rev., (University of Southern California), 5.00%, 10/1/25(2)	1,875,000	1,974,495
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/33	1,500,000	1,570,583
California Enterprise Development Authority Rev., (Provident Group-SDSU Properties LLC), 5.00%, 8/1/40	1,625,000	1,670,518
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/23	2,150,000	2,177,840
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/24	1,450,000	1,496,487
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/26	3,000,000	3,169,091
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/27	6,000,000	6,353,284
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/31	2,700,000	2,859,207
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/32	400,000	423,085
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 4.00%, 8/15/35	2,440,000	2,474,726
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/30 (GA: Children's Healthcare of California)	700,000	798,506
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/31 (GA: Children's Healthcare of California)	1,000,000	1,138,071
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/32 (GA: Children's Healthcare of California)	1,200,000	1,364,367
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/38	3,000,000	2,897,375
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/40	1,785,000	1,690,510
California Health Facilities Financing Authority Rev., (El Camino Hospital), 5.00%, 2/1/24	1,200,000	1,217,121
California Health Facilities Financing Authority Rev., (El Camino Hospital), 5.00%, 2/1/25	500,000	515,720
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.00%, 7/1/23, Prerefunded at 100% of Par(2)	1,070,000	1,076,482
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), VRN, 2.00%, 10/1/36	3,500,000	3,380,587
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 11/15/25	2,500,000	2,627,949
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/25, Prerefunded at 100% of Par(2)	1,500,000	1,580,107
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/25, Prerefunded at 100% of Par(2)	1,750,000	1,843,459
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/25, Prerefunded at 100% of Par(2)	2,000,000	2,106,810
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/26	1,500,000	1,606,620
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/32	2,000,000	2,174,372
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/36	6,135,000	6,522,280
California Housing Finance Rev., 4.00%, 3/20/33	10,444,838	10,323,349
California Housing Finance Rev., 4.25%, 1/15/35	5,308,049	5,289,263
California Housing Finance Rev., 3.50%, 11/20/35	12,485,937	11,759,215

	Principal Amount	Value
California Infrastructure & Economic Development Bank Rev., 4.00%, 10/1/40	$5,000,000	$5,065,359
California Infrastructure & Economic Development Bank Rev., 4.00%, 10/1/45	5,000,000	4,964,731
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/27	1,010,000	1,021,833
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/28	1,205,000	1,219,834
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/29	1,000,000	1,012,178
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/30	1,370,000	1,386,322
California Infrastructure & Economic Development Bank Rev., (California Academy of Sciences), VRN, 3.77%, (MUNIPSA plus 0.35%), 8/1/47	4,750,000	4,692,610
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/33	1,800,000	2,014,391
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/37	2,200,000	2,388,703
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/38	3,525,000	3,819,866
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/34	500,000	498,557
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/35	350,000	344,203
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/36	365,000	354,273
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/37	575,000	552,689
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/38	585,000	559,928
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/39	630,000	597,304
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/40	650,000	609,494
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/41	425,000	394,413
California Infrastructure & Economic Development Bank Rev., (Museum Associates), VRN, 4.12%, (MUNIPSA plus 0.70%), 12/1/50	2,500,000	2,416,033
California Infrastructure & Economic Development Bank Rev., (Segerstrom Center for the Arts), 5.00%, 1/1/25	3,500,000	3,590,995
California Infrastructure & Economic Development Bank Rev., (Segerstrom Center for the Arts), 5.00%, 1/1/28	1,105,000	1,184,501
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AGM)	1,670,000	1,759,945
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/27	1,165,000	1,172,264
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/36(3)	1,000,000	1,008,252
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/27	300,000	311,093

	Principal Amount	Value
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/28	$150,000	$156,839
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/29	225,000	235,801
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/30	225,000	235,117
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/31	200,000	208,603
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/32	225,000	234,598
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/33	225,000	234,001
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/34	250,000	258,829
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/35	225,000	231,420
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/36	250,000	255,634
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/37	275,000	279,871
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/38	300,000	304,353
California Municipal Finance Authority Rev., (Capital Facilities Development Corp.), 5.00%, 6/1/36	5,650,000	6,133,446
California Municipal Finance Authority Rev., (Capital Facilities Development Corp.), 5.00%, 6/1/38	4,015,000	4,327,026
California Municipal Finance Authority Rev., (Channing House), 5.00%, 5/15/35 (California Mortgage Insurance)	1,000,000	1,084,116
California Municipal Finance Authority Rev., (Chevron USA, Inc.), VRDN, 1.80%, 3/1/23 (GA: Chevron Corp.)	4,000,000	4,000,000
California Municipal Finance Authority Rev., (Chevron USA, Inc.), VRDN, 1.90%, 3/1/23 (GA: Chevron Corp.)	400,000	400,000
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/23	1,520,000	1,523,404
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/32 (BAM-TCRS)	3,000,000	3,238,795
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/35	7,500,000	7,754,878
California Municipal Finance Authority Rev., (CHF-Davis II LLC), 4.00%, 5/15/36 (BAM)	1,200,000	1,195,124
California Municipal Finance Authority Rev., (CHF-Davis II LLC), 4.00%, 5/15/38 (BAM)	750,000	734,837
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/34(3)	435,000	421,963
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/39(3)	1,130,000	1,065,483
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/30	785,000	724,397
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/31	1,635,000	1,494,411
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/32	1,700,000	1,538,920
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/34	1,240,000	1,101,927
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/35	500,000	445,723
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 3.00%, 12/1/24(3)	110,000	105,453
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 4.00%, 12/1/25(3)	200,000	195,948

	Principal Amount	Value
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/28(3)	$100,000	$103,441
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/46(3)	1,590,000	1,525,071
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25, Prerefunded at 100% of Par(2)	545,000	565,217
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25, Prerefunded at 100% of Par(2)	735,000	762,265
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25, Prerefunded at 100% of Par(2)	1,000,000	1,037,095
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25, Prerefunded at 100% of Par(2)	1,420,000	1,472,674
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25(2)	1,925,000	1,996,407
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/26	1,000,000	1,037,239
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/27	1,750,000	1,842,741
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/28	3,325,000	3,512,736
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/31	2,700,000	2,859,231
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/35	5,000,000	5,234,732
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/24	605,000	598,113
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/27	300,000	289,374
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/29	740,000	700,268
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/24	2,045,000	2,069,323
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/26	2,260,000	2,342,904
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/29	2,100,000	2,218,181
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/30	1,000,000	1,053,104
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/31	1,000,000	1,053,010
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/31	1,335,000	1,405,768
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/34	1,500,000	1,567,377
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/29	1,350,000	1,419,565
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/31	1,480,000	1,553,069
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/33	1,040,000	1,088,031
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/34	1,000,000	1,043,780
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/35	1,065,000	1,106,559
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/36	720,000	743,503
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/37	1,000,000	1,027,864

	Principal Amount	Value
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/36	$1,750,000	$1,728,717
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/37	2,840,000	2,773,805
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/38	2,750,000	2,662,838
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/39	1,750,000	1,679,380
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.25%, 11/1/36	1,500,000	1,510,513
California Municipal Finance Authority Rev., (Orange County), 5.00%, 6/1/37	2,990,000	3,186,732
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 7/1/24, Prerefunded at 100% of Par(2)	300,000	308,536
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 7/1/24, Prerefunded at 100% of Par(2)	1,000,000	1,028,453
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/25	700,000	729,200
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/26	1,000,000	1,063,847
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/28	1,000,000	1,081,633
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/36	1,000,000	1,089,449
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/38	1,375,000	1,484,300
California Municipal Finance Authority Rev., (University of the Pacific), 4.00%, 11/1/26	500,000	517,526
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/23(3)	765,000	765,963
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/25(3)	1,455,000	1,458,212
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/26(3)	1,530,000	1,532,167
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/29(3)	1,000,000	992,082
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/39(3)	2,750,000	2,571,432
California Municipal Finance Authority Special Tax, 4.00%, 9/1/35	1,320,000	1,279,004
California Municipal Finance Authority Special Tax, (Facilities District No. 2020-4), 4.00%, 9/1/36	585,000	558,552
California Municipal Finance Authority Special Tax, (Facilities District No. 2020-4), 4.00%, 9/1/41	1,610,000	1,431,328
California Municipal Finance Authority Special Tax, (Facilities District No. 2021-06), 5.75%, 9/1/42	1,500,000	1,548,854
California Pollution Control Financing Authority Rev., (Poseidon Resources Channelside LP), 5.00%, 7/1/39(3)	2,000,000	2,035,264
California Pollution Control Financing Authority Rev., (San Diego County Water Authority), 5.00%, 11/21/45(3)	3,435,000	3,460,667
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 4.00%, 10/15/23	290,000	290,510
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 4.00%, 10/15/24	385,000	385,170
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 4.00%, 10/15/25	400,000	400,821
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/33	500,000	518,541
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/37	1,000,000	1,018,892

	Principal Amount	Value
California Public Finance Authority Rev., (Hoag Memorial Hospital Presbyterian Obligated Group), 5.00%, 7/15/35	$700,000	$793,677
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 2.375%, 11/15/28(3)	2,800,000	2,592,982
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/46(3)	7,000,000	7,032,794
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/25, Prerefunded at 100% of Par(2)(3)	100,000	104,462
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/36(3)	325,000	305,298
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/40(3)	1,000,000	1,009,615
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/41(3)	525,000	462,433
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/46(3)	1,100,000	1,099,380
California School Finance Authority Rev., (Fenton Charter Public Schools), 4.00%, 7/1/30(3)	600,000	570,242
California School Finance Authority Rev., (Fenton Charter Public Schools), 5.00%, 7/1/40(3)	960,000	931,774
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 4.00%, 7/1/38(3)	465,000	421,136
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 4.00%, 7/1/48(3)	680,000	572,784
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/23(3)	175,000	175,490
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/24(3)	160,000	161,274
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/25(3)	150,000	152,732
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/26(3)	150,000	154,126
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/27(3)	160,000	165,880
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/28(3)	190,000	198,794
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/32(3)	750,000	782,419
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.375%, 8/1/42(3)	1,000,000	1,033,993
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(3)	405,000	406,500
California School Finance Authority Rev., (Rocketship Education Obligated Group), 4.50%, 6/1/27(3)	380,000	371,648
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/34(3)	670,000	651,972
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.125%, 6/1/47(3)	635,000	584,157
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/37(3)	500,000	508,861
California School Finance Authority Rev., (TEACH, Inc. Obligated Group), 5.00%, 6/1/29(3)	280,000	283,323
California School Finance Authority Rev., (TEACH, Inc. Obligated Group), 5.00%, 6/1/39(3)	740,000	731,029
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/24	705,000	710,038
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/25	745,000	756,004
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/26	780,000	795,976

	Principal Amount	Value
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/27	$820,000	$842,798
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/28	865,000	894,407
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/29	905,000	940,003
California State Public Works Board Rev., (California State University), 5.00%, 9/1/23, Prerefunded at 100% of Par(2)	1,865,000	1,883,049
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 9/1/25	5,000,000	5,145,223
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 11/1/29	5,000,000	5,720,229
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 11/1/30	2,500,000	2,861,655
California State Public Works Board Rev., (State of California Department of General Services), 5.00%, 5/1/27	5,000,000	5,223,446
California State University Rev., 5.00%, 11/1/24, Prerefunded at 100% of Par(2)	35,000	36,147
California State University Rev., 5.00%, 11/1/28	500,000	562,752
California State University Rev., 5.00%, 11/1/28	2,000,000	2,191,362
California State University Rev., 5.00%, 11/1/29	500,000	573,669
California State University Rev., 5.00%, 11/1/29	1,000,000	1,097,880
California State University Rev., 5.00%, 11/1/30	600,000	689,566
California State University Rev., 5.00%, 11/1/30	3,000,000	3,294,808
California State University Rev., 5.00%, 11/1/31	390,000	447,947
California State University Rev., 5.00%, 11/1/31	2,900,000	3,183,711
California State University Rev., 4.00%, 11/1/34	10,000,000	10,213,836
California State University Rev., 5.00%, 11/1/36	5,105,000	5,394,020
California State University Rev., 4.00%, 11/1/37	2,375,000	2,394,534
California State University Rev., VRN, 4.00%, 11/1/51	10,205,000	10,207,792
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/31 (AGM)	1,155,000	1,292,784
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/34 (AGM)	1,340,000	1,486,397
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/38 (AGM)	1,000,000	1,079,556
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/23	1,190,000	1,190,000
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/24	800,000	810,078
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/25	750,000	770,043
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/26	1,000,000	1,041,521
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/27	1,590,000	1,658,264
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/31	740,000	787,079
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/32	900,000	956,473
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/33	1,250,000	1,327,475
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/34	1,000,000	1,058,171
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	715,000	737,667
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	1,475,000	1,552,845

	Principal Amount	Value
California Statewide Communities Development Authority Rev., (Chevron USA, Inc.), VRDN, 1.90%, 3/1/23 (GA: Chevron Corp.)	$800,000	$800,000
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/23	1,000,000	1,002,813
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/24	1,000,000	1,016,401
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/25	1,925,000	1,977,367
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/28	2,050,000	2,121,534
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,000,000	1,044,571
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,250,000	1,293,237
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/30	1,940,000	2,002,919
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/34	2,220,000	2,285,912
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/23	300,000	301,688
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/23(2)	600,000	603,834
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/24(2)	750,000	769,409
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/24, Prerefunded at 100% of Par(2)	800,000	820,703
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/24, Prerefunded at 100% of Par(2)	1,880,000	1,928,652
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/25	300,000	311,337
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/26	325,000	343,171
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/36	675,000	676,344
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/37	700,000	688,543
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/38	1,350,000	1,315,516
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/40	650,000	605,280
California Statewide Communities Development Authority Rev., (Enloe Medical Center Obligated Group), 5.25%, 8/15/37	1,605,000	1,635,188
California Statewide Communities Development Authority Rev., (Enloe Medical Center Obligated Group), 5.125%, 8/15/47 (AGM)	350,000	369,515
California Statewide Communities Development Authority Rev., (Enloe Medical Center), 5.00%, 2/15/26, Prerefunded at 100% of Par (California Mortgage Insurance)(2)	640,000	677,943
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/24	210,000	212,763
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/25	275,000	281,210
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/30	145,000	151,498
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/31	125,000	130,669

	Principal Amount	Value
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 4.00%, 4/1/32	$185,000	$186,260
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(3)	2,470,000	2,408,916
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/34(3)	375,000	369,584
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/39(3)	475,000	459,567
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(3)	5,000,000	5,120,870
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/33(3)	1,000,000	1,018,010
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(3)	6,500,000	6,527,637
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	1,085,000	1,056,017
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/33	2,000,000	2,116,717
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/35	5,175,000	5,439,438
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/36	4,560,000	4,763,526
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/38	3,825,000	3,953,832
California Statewide Communities Development Authority Rev., (Montage Health Obligated Group), 4.00%, 6/1/26	900,000	927,526
California Statewide Communities Development Authority Rev., (Montage Health Obligated Group), 4.00%, 6/1/27	1,000,000	1,042,562
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/28	1,000,000	1,044,301
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/29	600,000	626,731
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/31	870,000	907,327
California Statewide Communities Development Authority Rev., (Southern California Edison Co.), VRN, 2.625%, 11/1/33	4,750,000	4,682,825
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/26 (California Mortgage Insurance)	2,750,000	2,750,114
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/27 (California Mortgage Insurance)	1,500,000	1,500,173
California Statewide Communities Development Authority Special Tax, (Facilities District No. 2015-01), 5.00%, 9/1/27	585,000	606,224
California Statewide Communities Development Authority Special Tax, (Facilities District No. 2015-01), 5.00%, 9/1/37	2,225,000	2,295,397
California Statewide Communities Development Authority Special Tax, (Facilities District No. 2018-01), 4.00%, 9/1/40	1,080,000	975,477
Carson Public Financing Authority Rev., (Carson Reassessment District No. 2001-1), 5.00%, 9/2/24	1,400,000	1,423,228
Carson Public Financing Authority Rev., (Carson Reassessment District No. 2001-1), 5.00%, 9/2/31	1,000,000	1,091,253
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 8/1/25 (BAM)	235,000	238,125

	Principal Amount	Value
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 8/1/28 (BAM)	$200,000	$207,776
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/28 (AGM)	1,190,000	1,224,363
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 8/1/31 (BAM)	760,000	794,064
Chaffey Joint Union High School District GO, 5.00%, 8/1/23, Prerefunded at 100% of Par(2)	1,220,000	1,229,793
Chaffey Joint Union High School District GO, 5.00%, 8/1/23, Prerefunded at 100% of Par(2)	3,125,000	3,150,085
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2003-3), 4.00%, 9/1/36	1,525,000	1,448,617
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2003-3), 4.00%, 9/1/40	700,000	635,340
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2019-1), 4.00%, 9/1/35	500,000	480,265
Chino Hills Financing Authority Special Tax, 4.00%, 9/1/23	500,000	501,603
City & County of San Francisco GO, 5.00%, 6/15/24	1,250,000	1,282,173
City & County of San Francisco GO, 5.00%, 6/15/25	1,565,000	1,639,377
City & County of San Francisco GO, 5.00%, 6/15/25	1,880,000	1,892,818
City & County of San Francisco GO, 5.00%, 6/15/26	2,000,000	2,143,701
City & County of San Francisco GO, 5.00%, 6/15/27	1,875,000	2,053,755
City & County of San Francisco GO, 4.00%, 6/15/29	13,820,000	13,875,075
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Tax Allocation, 5.00%, 9/1/27(3)	360,000	371,049
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Tax Allocation, 5.00%, 9/1/32(3)	400,000	424,716
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Tax Allocation, 5.00%, 9/1/37(3)	385,000	389,347
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, 4.00%, 9/1/26(3)	100,000	99,072
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, 4.00%, 9/1/31(3)	150,000	147,907
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, 4.00%, 9/1/41(3)	850,000	740,994
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/23 (NATL)(1)	5,055,000	4,983,222
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/24 (NATL)(1)	5,935,000	5,652,591
Commerce Community Development Commission Successor Agency Tax Allocation, 5.00%, 8/1/23 (AGM)	600,000	604,023
Compton Unified School District COP, 4.00%, 6/1/34 (BAM)	575,000	592,755
Compton Unified School District COP, 4.00%, 6/1/36 (BAM)	730,000	738,314
Compton Unified School District COP, 4.00%, 6/1/38 (BAM)	1,025,000	1,027,701
Contra Costa Transportation Authority Rev., 5.00%, 3/1/29	1,000,000	1,091,372
Contra Costa Transportation Authority Rev., 5.00%, 3/1/30	1,250,000	1,365,009
Contra Costa Transportation Authority Rev., 5.00%, 3/1/31	1,000,000	1,092,244
CSCDA Community Improvement Authority Rev., (1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(3)	1,650,000	1,146,301
CSCDA Community Improvement Authority Rev., (Dublin), 2.45%, 2/1/47(3)	1,900,000	1,406,002
CSCDA Community Improvement Authority Rev., (Oceanaire Apartments), 3.20%, 9/1/46(3)	5,000,000	3,652,533
CSCDA Community Improvement Authority Rev., (Pasadena Portfolio), 2.65%, 12/1/46(3)	7,990,000	6,020,400
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 6/1/57(3)	705,000	493,128
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/30	225,000	224,128

	Principal Amount	Value
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/31	$250,000	$248,631
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/32	275,000	273,193
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/33	265,000	262,024
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/34	300,000	295,069
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/35	500,000	484,471
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/37	1,345,000	1,269,809
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/39	1,285,000	1,190,395
Desert Sands Unified School District GO, 5.00%, 8/1/39	1,750,000	1,883,608
Dixon Special Tax, (Dixon Community Facilities District No. 2019-1 Homestead), 4.00%, 9/1/36	200,000	190,567
Dixon Special Tax, (Dixon Community Facilities District No. 2019-1 Homestead), 4.00%, 9/1/40	375,000	342,025
Dublin Special Tax, (Community Facilities District No. 2015-1), 5.00%, 9/1/37	955,000	975,262
Dublin Special Tax, (Community Facilities District No. 2015-1), 5.25%, 9/1/42	2,000,000	2,036,086
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/34	350,000	417,917
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/35	400,000	471,708
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/36	600,000	699,209
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/37	450,000	518,469
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/32	1,000,000	1,146,833
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/34	1,000,000	1,137,363
Eastern Municipal Water District Rev., 4.00%, 7/1/26	2,250,000	2,340,682
Eastern Municipal Water District Rev., 4.00%, 7/1/27	1,750,000	1,847,590
Eastern Municipal Water District Rev., VRN, 3.52%, (MUNIPSA plus 0.10%), 7/1/46	5,750,000	5,714,571
Eastern Municipal Water District Financing Authority Rev., 4.00%, 7/1/37	1,700,000	1,748,941
Eastern Municipal Water District Financing Authority Rev., 4.00%, 7/1/38	1,500,000	1,529,510
Elk Grove Finance Authority Special Tax, (Community Facilities District No. 2005-1 Laguna Ridge), 5.00%, 9/1/30	1,715,000	1,782,914
Fairfield Community Facilities District Special Tax, (Community Facilities District No. 2016-1), 4.00%, 9/1/36	545,000	516,115
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/39	875,000	893,295
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 4.00%, 9/1/35	1,690,000	1,626,442
Fontana Special Tax, 4.00%, 9/1/36	2,230,000	2,129,182
Fontana Special Tax, (Fontana Community Facilities District No. 22), 5.00%, 9/1/24	575,000	579,767
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/28	750,000	756,889
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/29	555,000	559,048
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/30	1,110,000	1,111,603

	Principal Amount	Value
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/31	$925,000	$926,045
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/32	1,000,000	1,000,285
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/32	245,000	244,728
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/36	550,000	527,293
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/40	680,000	623,241
Fontana Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/29	2,100,000	2,305,786
Fontana Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/32	1,495,000	1,632,381
Foothill-Eastern Transportation Corridor Agency Rev., 5.00%, 1/15/26	100,000	102,881
Foothill-Eastern Transportation Corridor Agency Rev., 5.00%, 1/15/27	100,000	104,124
Foothill-Eastern Transportation Corridor Agency Rev., 5.00%, 1/15/28	150,000	158,140
Foothill-Eastern Transportation Corridor Agency Rev., 5.00%, 1/15/30	300,000	323,539
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/32	350,000	356,529
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/33	250,000	254,044
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/33	3,694,000	3,753,748
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/46	750,000	680,413
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/33(1)	750,000	502,941
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(1)	6,070,000	2,365,094
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, VRN, 0.00%, 1/15/42	2,300,000	2,462,387
Fremont Union High School District GO, 5.00%, 8/1/33	750,000	823,672
Fremont Union High School District GO, 5.00%, 8/1/34	660,000	720,971
Fremont Union High School District GO, 4.00%, 8/1/35	1,250,000	1,290,216
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/24 (AGM)	1,350,000	1,377,114
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/26 (AGM)	1,650,000	1,755,900
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/28 (AGM)	1,400,000	1,528,033
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/29 (AGM)	1,000,000	1,096,465
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/30 (AGM)	1,350,000	1,473,382
Fullerton Public Financing Authority Rev., (Marshall B Ketchum University), 4.00%, 2/1/36	615,000	625,526
Fullerton Public Financing Authority Rev., (Marshall B Ketchum University), 4.00%, 2/1/41	2,535,000	2,459,964
Fullerton Public Financing Authority Rev., (Marshall B Ketchum University), 4.00%, 2/1/46	2,055,000	1,902,399
Garden Grove Agency Community Development Successor Agency Tax Allocation, 5.00%, 10/1/23 (BAM)	500,000	504,909
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/23, Prerefunded at 100% of Par(2)	1,000,000	1,005,010
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/23(2)	3,000,000	3,015,031

	Principal Amount	Value
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/23, Prerefunded at 100% of Par(2)	$6,650,000	$6,683,318
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24(2)	7,435,000	7,623,966
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/25, Prerefunded at 100% of Par(2)	1,000,000	1,043,265
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/26(2)	6,000,000	6,406,131
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/27, Prerefunded at 100% of Par(2)	2,000,000	2,182,823
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/27(2)	7,960,000	8,687,637
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/25 (AGM)(1)(2)	3,000,000	2,800,066
Grossmont-Cuyamaca Community College District GO, 5.25%, 8/1/23, Prerefunded at 100% of Par(2)	750,000	756,785
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45(3)	8,930,000	7,652,536
Hayward Area Recreation & Park District COP, 5.125%, 1/1/24, Prerefunded at 100% of Par(2)	2,750,000	2,795,720
Hayward Unified School District GO, 4.00%, 8/1/36 (BAM)	1,000,000	1,018,593
Hayward Unified School District GO, 4.00%, 8/1/37 (BAM)	1,000,000	1,015,093
Hayward Unified School District GO, 4.00%, 8/1/39 (BAM)	2,360,000	2,373,203
Hayward Unified School District GO, 4.00%, 8/1/43 (BAM)	4,520,000	4,438,902
Hercules Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/42 (AGM)	7,235,000	7,851,521
Hesperia Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33 (AGM)	4,195,000	4,609,937
Huntington Beach Union High School District GO, 5.00%, 8/1/23, Prerefunded at 100% of Par(2)	3,030,000	3,054,322
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/30	440,000	497,910
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/31	400,000	451,904
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/32	525,000	591,954
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/36	1,015,000	1,075,925
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/38	4,075,000	4,422,698
Independent Cities Finance Authority Rev., (Compton Sales Tax Rev.), 4.00%, 6/1/36 (AGM)(3)	700,000	704,178
Independent Cities Finance Authority Rev., (Compton Sales Tax Rev.), 4.00%, 6/1/41 (AGM)(3)	900,000	872,424
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/23 (BAM)	1,000,000	1,002,779
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/25 (BAM)	1,500,000	1,550,368
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/38 (BAM)	500,000	530,583
Inglewood Unified School District GO, 4.00%, 8/1/23 (AGM)	3,450,000	3,459,796
Inglewood Unified School District GO, 5.00%, 8/1/29 (BAM)	235,000	252,646
Inglewood Unified School District GO, 5.00%, 8/1/31 (BAM)	500,000	537,670
Inglewood Unified School District GO, 5.00%, 8/1/32 (BAM)	500,000	536,698
Inglewood Unified School District GO, 5.00%, 8/1/34 (BAM)	300,000	321,421
Inglewood Unified School District GO, 5.00%, 8/1/35 (BAM)	855,000	912,887
Inglewood Unified School District GO, 5.00%, 8/1/37 (BAM)	500,000	528,458
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,665,000	1,687,424
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	1,765,000	1,773,840
Irvine Special Assessment, (Reassessment District No. 15-1), 5.00%, 9/2/26	1,500,000	1,590,367
Irvine Special Tax, (Community Facilities District No. 2013-3), 5.00%, 9/1/39	1,000,000	1,009,702
Irvine Special Tax, (Community Facilities District No. 2013-3), 5.00%, 9/1/49	1,480,000	1,486,523

	Principal Amount	Value
Irvine Ranch Water District Special Assessment, VRDN, 1.59%, 3/1/23 (LOC: U.S. Bank N.A.)	$100,000	$100,000
Irvine Unified School District Special Tax, 4.00%, 9/1/34	2,285,000	2,261,835
Irvine Unified School District Special Tax, 4.00%, 9/1/35	995,000	970,669
Irvine Unified School District Special Tax, 4.00%, 9/1/36 (AGM)	1,500,000	1,511,738
Irvine Unified School District Special Tax, 4.00%, 9/1/38	2,720,000	2,551,878
Irvine Unified School District Special Tax, (Community Facilities District No. 09-1), 5.00%, 9/1/23	1,130,000	1,136,537
Irvine Unified School District Special Tax, (Community Facilities District No. 09-1), 5.00%, 9/1/25	1,325,000	1,364,313
Irvine Unified School District Special Tax, (Community Facilities District No. 09-1), 5.00%, 9/1/26	635,000	663,363
Irvine Unified School District Special Tax, (Community Facilities District No. 09-1), 5.00%, 9/1/29	360,000	388,286
Irvine Unified School District Special Tax, (Community Facilities District No. 09-1), 5.00%, 9/1/31	345,000	368,292
Irvine Unified School District Special Tax, (Community Facilities District No. 09-1), 5.00%, 9/1/33	395,000	418,960
Irvine Unified School District Special Tax, (Community Facilities District No. 09-1), 4.00%, 9/1/37	570,000	539,878
Irvine Unified School District Special Tax, (Community Facilities District No. 09-1), 4.00%, 9/1/40	685,000	627,057
Irvine Unified School District Special Tax, (Community Facilities District No. 1), 5.00%, 9/1/29	1,910,000	2,042,961
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/23	625,000	629,968
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/24	680,000	695,835
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/25	1,000,000	1,025,939
Jurupa Unified School District GO, 5.00%, 8/1/37	1,075,000	1,151,515
La Quinta Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/24, Prerefunded at 100% of Par(2)	4,265,000	4,390,139
Lancaster Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/24 (AGM)	435,000	444,154
Lancaster Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/25 (AGM)	600,000	626,058
Lee Lake Water District Financing Corp. Special Tax, (Community Facilities District No. 4 Terramor), 4.00%, 9/1/36	930,000	887,955
Lee Lake Water District Financing Corp. Special Tax, (Community Facilities District No. 4 Terramor), 4.00%, 9/1/41	785,000	697,884
Long Beach Bond Finance Authority Rev., 5.00%, 11/15/35 (GA: Merrill Lynch & Co.)	1,920,000	2,018,559
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co.)	1,625,000	1,768,437
Long Beach CA Harbor Rev., 5.00%, 5/15/39	1,310,000	1,354,515
Long Beach Marina System Rev., 5.00%, 5/15/23	650,000	651,480
Long Beach Marina System Rev., 5.00%, 5/15/24	1,380,000	1,399,361
Long Beach Marina System Rev., 5.00%, 5/15/25	1,500,000	1,531,260
Long Beach Marina System Rev., 5.00%, 5/15/27	800,000	820,909
Long Beach Marina System Rev., 5.00%, 5/15/28	600,000	616,666
Long Beach Marina System Rev., 5.00%, 5/15/40	2,250,000	2,276,707
Long Beach Marina System Rev., 5.00%, 5/15/45	1,620,000	1,636,774
Long Beach Unified School District GO, 5.00%, 8/1/28	5,000,000	5,394,770
Long Beach Unified School District GO, 5.00%, 8/1/32	3,985,000	4,303,163
Los Alamitos Unified School District COP, Capital Appreciation, VRN, 0.00%, 8/1/42	3,200,000	3,285,684
Los Angeles Community College District GO, 5.00%, 8/1/24	19,000,000	19,540,379
Los Angeles Community College District GO, 5.00%, 6/1/26	2,115,000	2,263,597
Los Angeles Community College District GO, 4.00%, 8/1/39	10,000,000	10,103,531

	Principal Amount	Value
Los Angeles Community Facilities District Special Tax, 4.00%, 9/1/38	$1,000,000	$911,477
Los Angeles County Rev., 4.00%, 6/30/23	23,000,000	23,081,084
Los Angeles County Community Facilities District No. 2021-01 Special Tax, 5.00%, 9/1/42	1,800,000	1,823,235
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., 5.00%, 6/1/25	10,000,000	10,454,852
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., 5.00%, 7/1/32	8,000,000	8,974,450
Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy Tax Allocation, 5.00%, 8/1/35	1,220,000	1,275,744
Los Angeles County Sanitation Districts Financing Authority Rev., (Los Angeles County Sanitation District No. 14), 5.00%, 10/1/23	2,855,000	2,886,818
Los Angeles County Sanitation Districts Financing Authority Rev., (Los Angeles County Sanitation District No. 14), 5.00%, 10/1/26	2,700,000	2,845,428
Los Angeles Department of Airports Rev., 5.00%, 5/15/26	1,500,000	1,569,058
Los Angeles Department of Airports Rev., 5.00%, 5/15/27	1,280,000	1,341,655
Los Angeles Department of Airports Rev., 5.00%, 5/15/29, Prerefunded at 100% of Par(2)	1,565,000	1,782,971
Los Angeles Department of Airports Rev., 5.00%, 5/15/33	1,350,000	1,474,490
Los Angeles Department of Airports Rev., 5.00%, 5/15/34	1,250,000	1,358,906
Los Angeles Department of Airports Rev., 5.00%, 5/15/35	1,500,000	1,619,998
Los Angeles Department of Airports Rev., 5.00%, 5/15/36	5,000,000	5,570,908
Los Angeles Department of Airports Rev., 5.00%, 5/15/38	935,000	1,021,229
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	10,265,000	11,252,022
Los Angeles Department of Airports Rev., 5.00%, 5/15/40	1,520,000	1,695,097
Los Angeles Department of Airports Rev., 5.00%, 5/15/41	1,250,000	1,385,876
Los Angeles Department of Airports Rev., 5.00%, 5/15/42	1,000,000	1,103,838
Los Angeles Department of Water Rev., 5.00%, 7/1/23	1,180,000	1,187,658
Los Angeles Department of Water Rev., 5.00%, 7/1/23	1,215,000	1,222,885
Los Angeles Department of Water Rev., 5.00%, 7/1/23	1,445,000	1,454,378
Los Angeles Department of Water Rev., 5.00%, 7/1/25	3,940,000	4,121,380
Los Angeles Department of Water Rev., 5.00%, 7/1/26	4,040,000	4,319,947
Los Angeles Department of Water Rev., 5.00%, 7/1/27	2,125,000	2,322,643
Los Angeles Department of Water Rev., 5.00%, 7/1/28	2,840,000	3,138,667
Los Angeles Department of Water Rev., 5.00%, 7/1/29	6,030,000	6,684,451
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/26	1,000,000	1,069,559
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/26	1,300,000	1,324,057
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/27	6,470,000	6,507,263
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/43	8,150,000	8,990,816
Los Angeles Department of Water & Power Rev., VRDN, 1.55%, 3/1/23 (SBBPA: Royal Bank of Canada)	200,000	200,000
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/25	1,525,000	1,591,412
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/27	7,895,000	8,120,184
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/41	3,470,000	3,876,078
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/42	3,960,000	4,416,186
Los Angeles Department of Water & Power System Rev., VRDN, 1.60%, 3/1/23 (SBBPA: Bank of America N.A.)	1,400,000	1,400,000
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/41	7,480,000	7,898,606
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/42	1,790,000	1,996,205

	Principal Amount	Value
Los Angeles Department of Water & Power Water System Rev., VRDN, 1.60%, 3/1/23 (SBBPA: Barclays Bank PLC)	$2,000,000	$2,000,000
Los Angeles Unified School District GO, 5.00%, 7/1/24	5,975,000	6,131,990
Los Angeles Unified School District GO, 5.00%, 7/1/26	2,500,000	2,676,526
Los Angeles Unified School District GO, 5.00%, 7/1/26	3,555,000	3,654,985
Los Angeles Unified School District GO, 5.00%, 7/1/27	1,050,000	1,079,670
Los Angeles Unified School District GO, 5.25%, 7/1/47	4,000,000	4,493,732
Los Angeles Wastewater System Rev., 5.00%, 6/1/31	3,700,000	3,878,225
Los Angeles Wastewater System Rev., 5.00%, 6/1/35	1,500,000	1,654,781
Los Angeles Wastewater System Rev., 5.00%, 6/1/41	3,000,000	3,353,425
Los Gatos-Saratoga Joint High School District GO, 4.00%, 8/1/44	10,000,000	9,801,236
Manhattan Beach Unified School District GO, Capital Appreciation, 0.00%, 9/1/29(1)	5,905,000	4,804,163
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/43(4)	1,000,000	1,020,181
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/43(4)	2,100,000	2,121,563
Menifee Union School District Special Tax, (Community Facilities District No. 2011-1), 4.00%, 9/1/36	500,000	477,395
Menifee Union School District Special Tax, (Community Facilities District No. 2011-1), 4.00%, 9/1/41	800,000	717,827
Metropolitan Water District of Southern California Rev., 4.00%, 10/1/24	4,070,000	4,135,868
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/25	4,000,000	4,189,671
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/35	1,600,000	1,890,192
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/36	1,700,000	1,979,021
Metropolitan Water District of Southern California Rev., 5.00%, 10/1/36	1,175,000	1,342,715
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/37	1,000,000	1,156,400
Metropolitan Water District of Southern California Rev., VRDN, 1.55%, 3/1/23 (SBBPA: TD Bank N.A.)	140,000	140,000
Metropolitan Water District of Southern California Rev., VRN, 3.56%, (MUNIPSA plus 0.14%), 7/1/47	6,000,000	5,976,741
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/30	2,505,000	2,731,716
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/32	4,095,000	4,456,405
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	2,325,000	2,427,273
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	6,285,000	6,580,859
Moreno Valley Unified School District Community Facilities District Special Tax, 4.00%, 9/1/36	750,000	716,093
Moreno Valley Unified School District Community Facilities District Special Tax, 4.00%, 9/1/41	1,625,000	1,438,323
Moreno Valley Unified School District Community Facilities District Special Tax, 4.00%, 9/1/46	2,230,000	1,906,148
Mountain View Los Altos Union High School District GO, 4.00%, 8/1/33	4,135,000	4,569,056
Mountain View-Whisman School District GO, 4.25%, 9/1/45	5,750,000	5,806,007
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	1,000,000	1,241,292
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	5,880,000	7,298,799
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	1,180,000	1,407,662

	Principal Amount	Value
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	$1,425,000	$1,699,931
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 11/1/25	750,000	790,488
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	750,000	766,006
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	750,000	766,006
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	750,000	766,006
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,000,000	1,021,342
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,500,000	1,532,013
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,750,000	1,787,348
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	2,085,000	2,129,498
Napa Valley Community College District GO, Capital Appreciation, 4.00%, 8/1/33	2,850,000	2,940,771
Napa Valley Community College District GO, Capital Appreciation, 4.00%, 8/1/34	1,500,000	1,543,811
Natomas Unified School District GO, 5.00%, 9/1/26 (BAM)	1,785,000	1,800,246
New Haven Unified School District GO, 4.00%, 8/1/38	250,000	250,698
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/27	1,295,000	1,322,194
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/28	1,500,000	1,531,377
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/30	1,750,000	1,788,061
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/31	1,000,000	1,020,816
North Lake Tahoe Public Financing Authority Rev., (Placer County), 5.25%, 12/1/42	3,250,000	3,641,198
Northern California Energy Authority Rev., VRN, 4.00%, 7/1/49 (GA: Goldman Sachs Group, Inc.)	17,300,000	17,316,665
Northern California Power Agency Rev., 5.00%, 7/1/24	500,000	513,071
Northern California Power Agency Rev., 5.00%, 7/1/25	2,000,000	2,094,835
Northern California Power Agency Rev., 5.00%, 7/1/26	2,250,000	2,410,357
Northern California Transmission Agency Rev., 5.00%, 5/1/28	1,000,000	1,068,137
Northern California Transmission Agency Rev., 5.00%, 5/1/29	1,000,000	1,069,991
Northern California Transmission Agency Rev., 5.00%, 5/1/30	1,855,000	1,984,502
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/36	1,825,000	1,850,135
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/37	1,900,000	1,910,110
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/38	1,420,000	1,420,632
Oakland Sewer Rev., 5.00%, 6/15/26	1,200,000	1,226,605
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/23	1,400,000	1,409,907
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/25	650,000	679,000
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/23	60,000	59,975
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/24	315,000	314,494
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/25	325,000	325,043
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/26	340,000	342,113

	Principal Amount	Value
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/29	$230,000	$233,583
Ontario Montclair School District GO, 4.00%, 8/1/48	9,255,000	8,790,723
Orange County Special Assessment, (Reassessment District No. 17-1R), 3.00%, 9/2/25	285,000	282,764
Orange County Special Assessment, (Reassessment District No. 17-1R), 5.00%, 9/2/26	600,000	640,867
Orange County Special Assessment, (Reassessment District No. 17-1R), 5.00%, 9/2/28	600,000	668,706
Orange County Special Assessment, (Reassessment District No. 17-1R), 5.00%, 9/2/30	875,000	973,890
Orange County Airport Rev., 5.00%, 7/1/24(2)	1,470,000	1,506,103
Orange County Airport Rev., 5.00%, 7/1/25(2)	1,000,000	1,043,967
Orange County Airport Rev., 5.00%, 7/1/26(2)	1,000,000	1,066,339
Orange County Community Facilities District Special Tax, 5.00%, 8/15/37	1,300,000	1,354,905
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2004-1), 5.00%, 8/15/28	1,960,000	1,980,498
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2015-1), 5.00%, 8/15/35	975,000	999,886
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2016-1), 5.00%, 8/15/29	2,000,000	2,091,291
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2016-1), 5.00%, 8/15/30	2,220,000	2,319,237
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2021-1), 5.00%, 8/15/32	2,575,000	2,686,474
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2021-1), 5.00%, 8/15/47	1,700,000	1,716,873
Orange County Transportation Authority Rev., 4.00%, 10/15/24(2)	22,145,000	22,483,743
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/34	1,685,000	1,737,640
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/39	3,500,000	3,531,778
Oxnard Financing Authority Rev., 5.00%, 6/1/25 (AGM)	2,000,000	2,042,180
Oxnard Financing Authority Rev., 5.00%, 6/1/26 (AGM)	3,690,000	3,769,187
Oxnard Financing Authority Rev., 5.00%, 6/1/28 (AGM)	1,515,000	1,547,138
Oxnard Financing Authority Rev., 5.00%, 6/1/32 (AGM)	2,500,000	2,551,185
Oxnard Financing Authority Rev., 5.00%, 6/1/33 (AGM)	1,000,000	1,019,859
Oxnard School District GO, VRN, 5.00%, 8/1/25, Prerefunded at 100% of Par (AGM)(2)	3,750,000	3,930,691
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/30 (BAM)	350,000	379,490
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28 (NATL)	2,150,000	2,310,755
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (NATL)	2,075,000	2,233,142
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (NATL)	1,215,000	1,308,905
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/25	650,000	669,240
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/26	475,000	495,093
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/27	720,000	759,478
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/32	4,000,000	4,181,115
Palomar Health GO, 5.00%, 8/1/23	1,900,000	1,910,937
Palomar Health GO, 5.00%, 8/1/28	1,340,000	1,421,890
Palomar Health GO, Capital Appreciation, 7.00%, 8/1/38 (AGC)	3,330,000	3,833,069
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/24	2,375,000	2,414,463

	Principal Amount	Value
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/27	$4,100,000	$4,261,219
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/29	4,585,000	4,769,894
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/39	4,080,000	4,122,723
Palos Verdes Peninsula Unified School District GO, 0.00%, 8/1/33(1)	2,600,000	1,836,244
Peninsula Corridor Joint Powers Board Rev., 5.00%, 6/1/25	1,200,000	1,254,315
Peninsula Corridor Joint Powers Board Rev., 5.00%, 6/1/29	850,000	970,294
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/31	1,045,000	1,177,022
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/32	785,000	883,321
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/36	300,000	331,104
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/37	435,000	476,918
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/38	550,000	599,432
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/39	1,210,000	1,314,065
Peninsula Corridor Joint Powers Board Rev., 5.00%, 6/1/51	4,000,000	4,363,265
Peralta Community College District GO, 5.00%, 8/1/26	550,000	586,962
Peralta Community College District GO, 5.00%, 8/1/27	500,000	544,478
Pittsburg Successor Agency Redevelopment Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	3,000,000	3,205,872
Pomona Unified School District GO, 6.55%, 8/1/29 (NATL)	910,000	1,026,280
Poway Unified School District GO, (Facilities Improvement District No. 2007-1), Capital Appreciation, 0.00%, 8/1/38(1)	2,000,000	1,055,367
Poway Unified School District GO, (Facilities Improvement District No. 2007-1), Capital Appreciation, 0.00%, 8/1/41(1)	4,890,000	2,183,347
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/31	1,630,000	1,738,759
Rancho Santa Fe Community Services District Special Tax, (Community Facilities District No. 1), 5.00%, 9/1/27	1,500,000	1,581,388
Ravenswood City School District GO, 5.25%, 8/1/45 (AGM)	3,375,000	3,737,259
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/33	3,015,000	3,216,233
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/33	2,900,000	3,418,158
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/34	2,000,000	2,127,006
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/34	6,000,000	7,007,006
Regents of the University of California Medical Center Pooled Rev., VRDN, 1.55%, 3/1/23	1,600,000	1,600,000
Regents of the University of California Medical Center Pooled Rev., VRDN, 1.55%, 3/1/23	6,645,000	6,645,000
Regents of the University of California Medical Center Pooled Rev., VRDN, 1.55%, 3/1/23	8,000,000	8,000,000
Regents of the University of California Medical Center Pooled Rev., VRDN, 1.55%, 3/1/23	10,715,000	10,715,000
Regents of the University of California Medical Center Pooled Rev., VRDN, 1.55%, 3/1/23	14,625,000	14,625,000
Rio Elementary School District Community Facilities District Special Tax, 5.00%, 9/1/24	700,000	711,179
Riverside County Rev., 3.70%, 10/19/23	3,250,000	3,255,878
Riverside County Transportation Commission Rev., 4.00%, 6/1/40	2,500,000	2,389,983
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/28(1)(2)	465,000	396,910
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/28(1)	535,000	432,820
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/30(1)	1,000,000	747,192

	Principal Amount	Value
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/31(1)	$1,555,000	$1,112,464
Riverside Sewer Rev., 5.00%, 8/1/25	1,630,000	1,708,152
Riverside Sewer Rev., 5.00%, 8/1/26	3,400,000	3,573,603
Riverside Sewer Rev., 5.00%, 8/1/28	1,935,000	2,042,055
Riverside Sewer Rev., 5.00%, 8/1/29	1,330,000	1,405,056
Riverside Sewer Rev., 5.00%, 8/1/35	3,750,000	4,141,484
Riverside Sewer Rev., 5.00%, 8/1/37	3,265,000	3,564,248
Riverside Water Rev., 5.00%, 10/1/36	7,185,000	7,916,185
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1), 5.00%, 9/1/36	1,000,000	1,038,950
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1), 5.00%, 9/1/37	1,100,000	1,135,157
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1), 5.00%, 9/1/38	1,000,000	1,029,478
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/25	750,000	772,794
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/26	1,075,000	1,124,454
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/28	1,025,000	1,089,641
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/30	1,390,000	1,465,383
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/31	995,000	1,047,847
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/32	1,245,000	1,309,163
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/34	1,045,000	1,092,368
Roseville Special Tax, (Roseville Creekview Community Facilities District No. 1), 5.00%, 9/1/40	1,260,000	1,294,440
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/37	350,000	330,078
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/41	390,000	352,154
Roseville Water Utility COP, 5.00%, 12/1/26	1,690,000	1,788,328
Roseville Water Utility COP, 5.00%, 12/1/27	2,250,000	2,390,958
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 3.00%, 9/1/25	450,000	429,054
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/27	570,000	565,530
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/29	710,000	704,327
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/30	265,000	261,613
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/31	220,000	216,776
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/32	315,000	309,281
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/34	560,000	540,863
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/36	660,000	615,518
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/41	1,000,000	868,498
Sacramento County Airport System Rev., 5.00%, 7/1/33	1,450,000	1,593,860
Sacramento County Airport System Rev., 5.00%, 7/1/34	1,000,000	1,095,108
Sacramento County Airport System Rev., 5.00%, 7/1/35	1,000,000	1,088,582

	Principal Amount	Value
Sacramento County Water Financing Authority Rev., (Sacramento County Water Agency), 4.00%, 11/1/25	$22,140,000	$22,695,253
Sacramento County Water Financing Authority Rev., (Sacramento County Water Agency), 5.00%, 6/1/28	700,000	777,878
Sacramento Municipal Utility District Rev., 5.25%, 7/1/24 (Ambac)	1,575,000	1,604,953
Sacramento Municipal Utility District Rev., 5.00%, 8/15/24	1,000,000	1,029,132
Sacramento Municipal Utility District Rev., 5.00%, 8/15/26	6,500,000	6,971,247
Sacramento Municipal Utility District Rev., 5.00%, 8/15/27	1,300,000	1,425,378
Sacramento Municipal Utility District Rev., 5.00%, 8/15/27	6,500,000	7,126,889
Sacramento Municipal Utility District Rev., 5.00%, 8/15/28	1,200,000	1,344,476
Sacramento Municipal Utility District Rev., 5.00%, 8/15/28	1,500,000	1,680,595
Sacramento Municipal Utility District Rev., 5.00%, 8/15/28	4,000,000	4,481,588
Sacramento Municipal Utility District Rev., 5.00%, 8/15/36	7,465,000	8,426,228
Sacramento Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/34 (BAM)	1,355,000	1,425,878
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/36	3,220,000	3,447,317
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/38	1,000,000	1,059,932
Sacramento Transportation Authority Sales Tax Rev., 5.00%, 10/1/23	450,000	455,145
Sacramento Transportation Authority Sales Tax Rev., 5.00%, 10/1/24	750,000	773,869
Sacramento Transportation Authority Sales Tax Rev., 5.00%, 10/1/25	1,050,000	1,107,058
Sacramento Transportation Authority Sales Tax Rev., 5.00%, 10/1/26	825,000	890,493
Sacramento Transportation Authority Sales Tax Rev., 5.00%, 10/1/27	625,000	690,636
San Bernardino Community College District GO, Capital Appreciation, 6.375%, 8/1/34	17,240,000	17,970,733
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/24 (AGM)	2,310,000	2,377,748
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/25 (AGM)	1,275,000	1,331,899
San Diego Association of Governments Rev., 1.80%, 11/15/27	2,000,000	1,845,796
San Diego Community College District GO, 5.00%, 8/1/23, Prerefunded at 100% of Par(2)	3,000,000	3,024,081
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	675,000	719,294
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/31	1,000,000	1,090,216
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/32	850,000	926,042
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/33	1,000,000	1,086,001
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/34	700,000	754,886
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/35	1,000,000	1,073,071
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/39	1,000,000	1,066,110
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/44	3,000,000	3,020,880
San Diego County Water Authority Rev., 5.00%, 5/1/25	5,250,000	5,486,668
San Diego County Water Authority Rev., 5.00%, 5/1/26	2,390,000	2,505,142
San Diego County Water Authority Rev., 5.00%, 5/1/27	3,485,000	3,660,231
San Diego County Water Authority Rev., 5.00%, 5/1/28	3,000,000	3,348,901
San Diego County Water Authority Rev., 5.00%, 5/1/29	1,225,000	1,401,394
San Diego County Water Authority Rev., 4.00%, 5/1/34	1,900,000	2,053,338
San Diego Public Facilities Financing Authority Rev., (San Diego Sewer Utility), 5.00%, 5/15/28	10,000,000	10,734,763
San Diego Public Facilities Financing Authority Rev., (San Diego Sewer Utility), 5.00%, 5/15/39	1,800,000	2,032,883
San Diego Public Facilities Financing Authority Rev., (San Diego Water Utility), 5.00%, 8/1/38	5,000,000	5,449,029

	Principal Amount	Value
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	$1,000,000	$1,008,986
San Diego Unified Port District Rev., 5.00%, 9/1/23	250,000	251,975
San Diego Unified Port District Rev., 5.00%, 9/1/24	500,000	504,326
San Diego Unified Port District Rev., 5.00%, 9/1/26	750,000	757,613
San Diego Unified School District GO, 5.00%, 7/1/33	1,320,000	1,447,052
San Diego Unified School District GO, 4.00%, 7/1/47	6,000,000	5,776,679
San Diego Unified School District GO, Capital Appreciation, 0.00%, 7/1/39(1)	1,410,000	687,850
San Francisco Bay Area Rapid Transit District GO, 5.00%, 8/1/40	5,000,000	5,579,910
San Francisco Bay Area Rapid Transit District GO, 4.00%, 8/1/42	7,425,000	7,396,070
San Francisco Bay Area Rapid Transit District Rev., 5.00%, 7/1/28	1,500,000	1,580,687
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 4.00%, 5/1/23, Prerefunded at 100% of Par(2)	1,625,000	1,627,486
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/39	6,000,000	6,462,511
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/43(4)	6,750,000	7,389,338
San Francisco City & County Public Utilities Commission Wastewater Rev., VRN, 2.125%, 10/1/48	2,300,000	2,281,636
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/26	425,000	436,868
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/27	550,000	565,559
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/28	370,000	380,892
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/31	400,000	412,301
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/28	1,055,000	1,108,092
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/25	850,000	841,659
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/34	1,500,000	1,545,660
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/34	6,809,000	7,016,268
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/35	1,730,000	1,765,636
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/36	1,400,000	1,411,391
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/44	986,000	924,683
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	3,270,000	3,284,755
San Jose Financing Authority Rev., (San Jose Wastewater Rev.), 5.00%, 11/1/47	5,000,000	5,589,605
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/36	150,000	143,660
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/39	225,000	208,435
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/41	525,000	473,456
San Luis Obispo County Financing Authority Rev., (San County Luis Obispo), 5.50%, 11/15/47	4,000,000	4,451,977
San Mateo County Transit District Sales Tax Rev., VRDN, 1.55%, 3/1/23 (LOC: Bank of America N.A.)	1,255,000	1,255,000

	Principal Amount	Value
San Mateo Foster City Public Financing Authority Rev., (San Mateo Sewer Rev.), 5.00%, 8/1/34	$1,050,000	$1,193,189
San Mateo Foster City Public Financing Authority Rev., (San Mateo Sewer Rev.), 4.00%, 8/1/35	1,100,000	1,151,308
San Mateo Foster City Public Financing Authority Rev., (San Mateo Sewer Rev.), 5.00%, 8/1/36	1,885,000	2,097,534
Santa Ana Gas Tax Rev., 5.00%, 1/1/34	720,000	802,457
Santa Ana Gas Tax Rev., 5.00%, 1/1/35	1,260,000	1,395,960
Santa Ana Gas Tax Rev., 5.00%, 1/1/37	1,260,000	1,369,730
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/29	1,515,000	1,714,771
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/31	845,000	957,390
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/33	840,000	944,266
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/35	2,035,000	2,255,817
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/38	1,000,000	1,090,605
Santa Clara Valley Water District Safe Clean Water COP, 5.00%, 12/1/26	2,000,000	2,159,827
Santa Clarita Community College District GO, 5.25%, 8/1/45	3,000,000	3,359,678
Santa Clarita Community College District GO, 5.25%, 8/1/48	3,500,000	3,899,204
Santa Cruz County Redevelopment Agency Tax Allocation, 5.00%, 9/1/35 (AGM)	1,500,000	1,570,397
Santa Monica Redevelopment Agency Tax Allocation, 5.875%, 7/1/42	1,000,000	1,003,260
Santa Paula Special Tax, (Santa Paula Harvest Community Facilities District No. 1), 5.00%, 9/1/40	1,000,000	1,030,534
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/29 (AGM)	1,920,000	2,166,019
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/30 (AGM)	2,225,000	2,506,202
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/31 (AGM)	2,090,000	2,348,897
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/32 (AGM)	1,900,000	2,128,007
Santa Paula Utility Authority Rev., (Santa Paula), 4.00%, 2/1/33 (AGM)	2,000,000	2,103,285
Santa Paula Utility Authority Rev., (Santa Paula), 4.00%, 2/1/34 (AGM)	600,000	628,318
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/23 (NATL)	350,000	351,369
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/25 (NATL)	1,390,000	1,434,862
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/29 (NATL)	1,100,000	1,177,911
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/33 (NATL)	1,325,000	1,418,327
South Bayside Waste Management Authority Rev., 5.00%, 9/1/33 (AGM)(2)	15,000	16,880
South Bayside Waste Management Authority Rev., 5.00%, 9/1/33 (AGM)	435,000	484,032
South Bayside Waste Management Authority Rev., 5.00%, 9/1/36 (AGM)(2)	70,000	78,774
South Bayside Waste Management Authority Rev., 5.00%, 9/1/36 (AGM)	2,040,000	2,226,470
South Bayside Waste Management Authority Rev., 5.00%, 9/1/39 (AGM)	2,450,000	2,637,766

	Principal Amount	Value
South Bayside Waste Management Authority Rev., 5.00%, 9/1/40 (AGM)(2)	$80,000	$90,027
South Orange County Public Financing Authority Rev., (Orange County), 5.00%, 6/1/37	1,935,000	2,189,500
South Orange County Public Financing Authority Rev., (Orange County), 5.00%, 6/1/38	1,400,000	1,575,136
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/23	1,200,000	1,206,881
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/25	1,125,000	1,160,545
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/26	1,000,000	1,046,289
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/27	1,155,000	1,227,454
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/28	1,340,000	1,446,830
Southern California Public Power Authority Rev., 5.00%, 11/1/28 (GA: Goldman Sachs Group, Inc.)	835,000	881,587
Southern California Public Power Authority Rev., 5.00%, 7/1/30	25,000,000	25,355,190
Southern California Water Replenishment District Rev., 5.00%, 8/1/35	2,190,000	2,419,782
Southern California Water Replenishment District Rev., 5.00%, 8/1/37	2,170,000	2,371,147
State Center Community College District GO, 5.00%, 8/1/47	6,000,000	6,601,369
State of California GO, 5.00%, 3/1/23	10,000,000	10,000,000
State of California GO, 5.00%, 11/1/23	2,875,000	2,910,581
State of California GO, 5.00%, 12/1/26	1,045,000	1,062,177
State of California GO, 5.00%, 4/1/27	1,250,000	1,356,250
State of California GO, 4.00%, 11/1/27	2,000,000	2,104,007
State of California GO, 5.00%, 11/1/27	13,005,000	13,197,806
State of California GO, 5.00%, 9/1/28	10,000,000	11,182,232
State of California GO, 5.00%, 11/1/28	5,000,000	5,610,721
State of California GO, 5.00%, 11/1/29	2,625,000	2,658,875
State of California GO, 5.00%, 4/1/30	2,500,000	2,824,431
State of California GO, 5.00%, 4/1/31	1,350,000	1,523,083
State of California GO, 5.00%, 9/1/31	3,685,000	4,334,832
State of California GO, 5.00%, 11/1/31	7,435,000	8,189,681
State of California GO, 5.00%, 4/1/32	3,000,000	3,381,341
State of California GO, 4.00%, 3/1/37	10,100,000	10,270,457
State of California GO, 5.00%, 4/1/37	5,000,000	5,081,729
State of California GO, 4.00%, 3/1/38	5,000,000	5,055,011
State of California GO, 5.00%, 4/1/38	3,500,000	3,829,208
State of California GO, 4.00%, 10/1/39	7,500,000	7,557,892
State of California GO, 5.00%, 9/1/41	4,000,000	4,438,584
State of California GO, 4.00%, 4/1/42	7,500,000	7,496,891
State of California GO, 4.00%, 9/1/42	1,000,000	999,114
State of California GO, 5.00%, 9/1/42	2,025,000	2,160,386
State of California Department of Water Resources Rev., 5.00%, 12/1/25	2,000,000	2,116,794
State of California Department of Water Resources Rev., 5.00%, 12/1/28	3,000,000	3,398,021
Stockton Public Financing Authority Rev., 5.00%, 9/1/23 (BAM)	1,435,000	1,448,391
Stockton Public Financing Authority Rev., 6.25%, 10/1/23, Prerefunded at 100% of Par(2)	750,000	763,708
Stockton Public Financing Authority Rev., 6.25%, 10/1/23, Prerefunded at 100% of Par(2)	1,500,000	1,527,417

	Principal Amount	Value
Stockton Public Financing Authority Rev., 5.00%, 9/1/24 (BAM)	$1,090,000	$1,118,595
Stockton Public Financing Authority Rev., 5.00%, 9/1/25 (BAM)	2,255,000	2,313,825
Stockton Public Financing Authority Rev., 5.00%, 9/1/26 (BAM)	1,495,000	1,532,015
Stockton Public Financing Authority Rev., 5.00%, 9/1/27 (BAM)	1,000,000	1,024,023
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/30 (BAM)	1,000,000	1,114,004
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/31 (BAM)	1,000,000	1,113,541
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/23 (BAM)	655,000	657,922
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	1,500,000	1,602,421
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (AGM)	1,800,000	1,926,061
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31 (AGM)	1,825,000	1,956,180
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/28 (AGM)	500,000	543,012
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/29 (AGM)	1,155,000	1,255,783
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/31 (AGM)	765,000	831,558
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/32 (AGM)	750,000	814,678
Tobacco Securitization Authority of Southern California Rev., 5.00%, 6/1/30	1,000,000	1,100,684
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/28	425,000	448,981
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/33	1,610,000	1,698,669
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/36	1,595,000	1,676,234
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/38	3,270,000	3,366,392
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/24	435,000	443,301
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/26	1,185,000	1,240,627
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/28	1,310,000	1,407,591
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/30	800,000	876,763
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/30	1,440,000	1,569,676
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/31	750,000	813,216
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/32	1,000,000	1,088,386
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/33	815,000	868,523
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/34	300,000	316,227

	Principal Amount	Value
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/35	$300,000	$313,497
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/37	700,000	731,990
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/38	320,000	331,352
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/39	1,000,000	1,040,217
Truckee Redevelopment Successor Agency Tax Allocation, 4.00%, 9/1/32 (AGM)	330,000	346,548
Tulare Local Health Care District GO, 4.00%, 8/1/26 (BAM)	515,000	528,173
Tulare Local Health Care District GO, 4.00%, 8/1/27 (BAM)	585,000	606,890
Tulare Local Health Care District GO, 4.00%, 8/1/28 (BAM)	435,000	456,549
Tulare Local Health Care District GO, 4.00%, 8/1/29 (BAM)	740,000	784,551
Tulare Local Health Care District GO, 4.00%, 8/1/31 (BAM)	1,245,000	1,315,062
Tulare Local Health Care District GO, 4.00%, 8/1/32 (BAM)	690,000	724,503
Tulare Local Health Care District GO, 4.00%, 8/1/34 (BAM)	1,550,000	1,597,972
Tulare Local Health Care District GO, 4.00%, 8/1/35 (BAM)	650,000	660,850
Tustin Community Facilities District Special Tax, (Tustin Community Facilities District No. 2006-1), 5.00%, 9/1/28	1,000,000	1,044,751
Tustin Community Facilities District Special Tax, (Tustin Community Facilities District No. 2006-1), 5.00%, 9/1/30	1,000,000	1,045,798
University of California Rev., 5.00%, 5/15/23, Prerefunded at 100% of Par(2)	1,395,000	1,400,437
University of California Rev., 4.00%, 5/15/26	2,415,000	2,493,537
University of California Rev., 5.00%, 5/15/32	6,500,000	7,740,254
University of California Rev., 5.00%, 5/15/43	10,000,000	11,173,686
University of California Rev., 4.00%, 5/15/46	13,465,000	12,894,460
University of California Rev., VRDN, 1.55%, 3/1/23	650,000	650,000
University of California Rev., VRDN, 1.55%, 3/1/23	2,540,000	2,540,000
University of California Rev., VRDN, 1.55%, 3/1/23	3,600,000	3,600,000
University of California Rev., VRDN, 1.55%, 3/1/23	4,700,000	4,700,000
University of California Hastings College of the Law Rev., 5.00%, 4/1/31 (AGM)	1,045,000	1,134,342
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/29	1,510,000	1,597,369
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/32	1,475,000	1,557,494
Upland COP, (San Antonio Regional Hospital Obligated Group), 4.00%, 1/1/36	1,000,000	939,210
Washington Township Health Care District Rev., 5.00%, 7/1/23	350,000	351,575
Washington Township Health Care District Rev., 5.00%, 7/1/25	425,000	435,869
Washington Township Health Care District Rev., 5.00%, 7/1/27	755,000	791,487
West Contra Costa Unified School District GO, 5.00%, 8/1/24, Prerefunded at 100% of Par(2)	1,500,000	1,539,300
West Contra Costa Unified School District GO, 5.00%, 8/1/24, Prerefunded at 100% of Par(2)	2,000,000	2,052,400
West Contra Costa Unified School District GO, 5.00%, 8/1/24, Prerefunded at 100% of Par(2)	3,000,000	3,078,600
West Valley-Mission Community College District GO, 4.00%, 8/1/34	625,000	661,510
West Valley-Mission Community College District GO, 4.00%, 8/1/35	600,000	626,847
West Valley-Mission Community College District GO, 4.00%, 8/1/36	1,230,000	1,269,978

	Principal Amount	Value
West Valley-Mission Community College District GO, 5.00%, 8/1/38	$1,000,000	$1,141,741
Western Placer Unified School District Special Tax, 2.00%, 6/1/25	1,200,000	1,145,828
Western Placer Unified School District Special Tax, 2.00%, 6/1/25	7,850,000	7,494,004
Western Placer Waste Management Authority Rev., 4.00%, 6/1/42	4,770,000	4,637,060
Western Riverside Water & Wastewater Financing Authority Rev., 5.00%, 9/1/24	1,685,000	1,726,223
Western Riverside Water & Wastewater Financing Authority Rev., 5.00%, 9/1/25	1,170,000	1,220,036
Yorba Linda Water District Public Financing Corp. Rev., 5.00%, 10/1/47	3,600,000	3,972,259
Yosemite Community College District GO, Capital Appreciation, 0.00%, 8/1/31(1)	2,210,000	1,643,819
		2,075,216,014
Guam — 0.1%
Guam Government Waterworks Authority Rev., 5.00%, 7/1/23	500,000	501,259
Guam Government Waterworks Authority Rev., 5.00%, 7/1/24	350,000	353,484
Guam Government Waterworks Authority Rev., 5.00%, 7/1/25	350,000	355,203
Guam Government Waterworks Authority Rev., 5.00%, 7/1/26	500,000	512,362
Guam Government Waterworks Authority Rev., 5.00%, 7/1/27	900,000	931,487
		2,653,795
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $2,109,735,915)		2,077,869,809
OTHER ASSETS AND LIABILITIES — 0.5%		11,174,591
TOTAL NET ASSETS — 100.0%		$2,089,044,400

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	467	June 2023	$52,143,469	$9,127
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AGC	–	Assured Guaranty Corporation
AGM	–	Assured Guaranty Municipal Corporation
BAM	–	Build America Mutual Assurance Company
BAM-TCRS	–	Build America Mutual Assurance Company - Transferrable Custodial Receipts
COP	–	Certificates of Participation
GA	–	Guaranty Agreement
GO	–	General Obligation
LOC	–	Letter of Credit
MUNIPSA	–	SIFMA Municipal Swap Index
NATL	–	National Public Finance Guarantee Corporation
SBBPA	–	Standby Bond Purchase Agreement
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(2)Escrowed to maturity in U.S. government securities or state and local government securities.
(3)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $78,731,667, which represented 3.8% of total net assets.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

See Notes to Financial Statements.

Statement of Assets and Liabilities

FEBRUARY 28, 2023 (UNAUDITED)
Assets
Investment securities, at value (cost of $2,109,735,915)	$2,077,869,809
Cash	224
Deposits with broker for futures contracts	910,650
Receivable for investments sold	61,220
Receivable for capital shares sold	1,802,628
Receivable for variation margin on futures contracts	336,278
Interest receivable	23,331,929
2,104,312,738

Liabilities
Payable for investments purchased	10,655,412
Payable for capital shares redeemed	3,270,327
Accrued management fees	529,011
Distribution and service fees payable	6,886
Dividends payable	806,702
15,268,338

Net Assets	$2,089,044,400

Net Assets Consist of:
Capital paid in	$2,162,087,658
Distributable earnings (loss)	(73,043,258)
$2,089,044,400

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$733,735,717	66,221,728	$11.08
I Class	$1,015,754,274	91,654,150	$11.08
Y Class	$316,850,370	28,587,116	$11.08
A Class	$18,415,941	1,661,145	$11.09
C Class	$4,288,098	386,688	$11.09
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $11.61 (net asset value divided by 0.955). A contingent deferred sales charge may be imposed on redemptions of Class A and Class C.

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$31,089,241

Expenses:
Management fees	3,358,658
Distribution and service fees:
A Class	21,650
C Class	21,130
Trustees' fees and expenses	59,590
Other expenses	30,791
3,491,819

Net investment income (loss)	27,597,422

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(23,043,227)
Futures contract transactions	(1,820,447)
(24,863,674)

Change in net unrealized appreciation (depreciation) on:
Investments	9,941,126
Futures contracts	(13,147)
9,927,979

Net realized and unrealized gain (loss)	(14,935,695)

Net Increase (Decrease) in Net Assets Resulting from Operations	$12,661,727

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2022
Increase (Decrease) in Net Assets	February 28, 2023	August 31, 2022
Operations
Net investment income (loss)	$27,597,422	$43,826,934
Net realized gain (loss)	(24,863,674)	(16,299,572)
Change in net unrealized appreciation (depreciation)	9,927,979	(183,753,943)
Net increase (decrease) in net assets resulting from operations	12,661,727	(156,226,581)

Distributions to Shareholders
From earnings:
Investor Class	(9,361,440)	(17,479,326)
I Class	(13,760,219)	(21,515,755)
Y Class	(4,162,987)	(5,848,908)
A Class	(201,102)	(386,787)
C Class	(33,120)	(64,625)
Decrease in net assets from distributions	(27,518,868)	(45,295,401)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	44,566,880	116,945,143

Net increase (decrease) in net assets	29,709,739	(84,576,839)

Net Assets
Beginning of period	2,059,334,661	2,143,911,500
End of period	$2,089,044,400	$2,059,334,661

See Notes to Financial Statements.

Notes to Financial Statements

FEBRUARY 28, 2023 (UNAUDITED)

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California Intermediate-Term Tax-Free Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal and California income taxes.

The fund offers the Investor Class, I Class, Y Class, A Class and C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income —  Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements. The fund may incur charges or earn income on posted collateral balances, which are reflected in interest expenses or interest income, respectively.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended February 28, 2023 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1625% to 0.2800%	0.2500% to 0.3100%	0.46%
I Class		0.0500% to 0.1100%	0.26%
Y Class		0.0200% to 0.0800%	0.23%
A Class		0.2500% to 0.3100%	0.46%
C Class		0.2500% to 0.3100%	0.46%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended February 28, 2023 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $53,855,000 and $23,840,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended February 28, 2023 were $951,423,687 and $913,470,309, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended February 28, 2023		Year ended August 31, 2022
	Shares	Amount	Shares	Amount
Investor Class
Sold	7,339,327	$81,066,717	12,725,712	$146,882,262
Issued in reinvestment of distributions	751,937	8,285,709	1,319,466	15,401,092
Redeemed	(9,834,774)	(108,291,045)	(20,772,791)	(239,774,621)
	(1,743,510)	(18,938,619)	(6,727,613)	(77,491,267)
I Class
Sold	43,545,475	478,731,951	72,052,480	823,343,674
Issued in reinvestment of distributions	1,221,189	13,452,668	1,794,168	20,901,619
Redeemed	(45,371,287)	(495,928,466)	(57,491,895)	(657,077,602)
	(604,623)	(3,743,847)	16,354,753	187,167,691
Y Class
Sold	13,216,264	145,228,334	11,625,622	133,624,137
Issued in reinvestment of distributions	96,068	1,060,602	46,792	542,969
Redeemed	(7,359,674)	(80,744,550)	(10,451,668)	(120,129,573)
	5,952,658	65,544,386	1,220,746	14,037,533
A Class
Sold	356,598	3,934,763	337,103	3,973,088
Issued in reinvestment of distributions	17,178	189,541	31,225	364,960
Redeemed	(192,272)	(2,110,699)	(761,379)	(8,727,322)
	181,504	2,013,605	(393,051)	(4,389,274)
C Class
Sold	27,325	303,543	24,610	288,294
Issued in reinvestment of distributions	2,986	32,944	5,478	64,163
Redeemed	(58,840)	(645,132)	(233,274)	(2,731,997)
	(28,529)	(308,645)	(203,186)	(2,379,540)
Net increase (decrease)	3,757,500	$44,566,880	10,251,649	$116,945,143

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$2,077,869,809	—
Other Financial Instruments
Futures Contracts	$9,127	—	—

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $54,659,844 futures contracts purchased.

The value of interest rate risk derivative instruments as of February 28, 2023, is disclosed on the Statement of Assets and Liabilities as an asset of $336,278 in receivable for variation margin on futures contracts.* For the six months ended February 28, 2023, the effect of interest rate risk derivative instruments on the Statement of Operations was $(1,820,447) in net realized gain (loss) on futures contract transactions and $(13,147) in change in net unrealized appreciation (depreciation) on futures contracts.

*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

8. Risk Factors

The novel coronavirus (COVID-19) pandemic has stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the fund.

The fund focuses its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,109,738,886
Gross tax appreciation of investments	$17,559,331
Gross tax depreciation of investments	(49,428,408)
Net tax appreciation (depreciation) of investments	$(31,869,077)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of August 31, 2022, the fund had accumulated short-term capital losses of $(13,338,988) and accumulated long-term capital losses of $(2,958,325), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2023(3)	$11.14	0.14	(0.06)	0.08	(0.14)	—	(0.14)	$11.08	0.74%	0.47%(4)	2.57%(4)	45%	$733,736
2022	$12.28	0.23	(1.13)	(0.90)	(0.23)	(0.01)	(0.24)	$11.14	(7.38)%	0.46%	2.00%	69%	$757,454
2021	$12.17	0.26	0.11	0.37	(0.26)	—	(0.26)	$12.28	3.04%	0.46%	2.10%	30%	$917,539
2020	$12.23	0.27	(0.04)	0.23	(0.27)	(0.02)	(0.29)	$12.17	1.93%	0.47%	2.26%	40%	$887,525
2019	$11.69	0.30	0.55	0.85	(0.30)	(0.01)	(0.31)	$12.23	7.29%	0.47%	2.56%	54%	$1,158,927
2018	$12.00	0.30	(0.31)	(0.01)	(0.30)	—	(0.30)	$11.69	0.03%	0.47%	2.56%	52%	$1,143,719
I Class
2023(3)	$11.15	0.15	(0.07)	0.08	(0.15)	—	(0.15)	$11.08	0.75%	0.27%(4)	2.77%(4)	45%	$1,015,754
2022	$12.29	0.26	(1.13)	(0.87)	(0.26)	(0.01)	(0.27)	$11.15	(7.19)%	0.26%	2.20%	69%	$1,028,424
2021	$12.17	0.28	0.12	0.40	(0.28)	—	(0.28)	$12.29	3.33%	0.26%	2.30%	30%	$932,636
2020	$12.23	0.30	(0.04)	0.26	(0.30)	(0.02)	(0.32)	$12.17	2.05%	0.27%	2.46%	40%	$838,639
2019	$11.70	0.32	0.55	0.87	(0.33)	(0.01)	(0.34)	$12.23	7.59%	0.27%	2.76%	54%	$734,197
2018	$12.00	0.32	(0.29)	0.03	(0.33)	—	(0.33)	$11.70	0.23%	0.27%	2.76%	52%	$527,123

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2023(3)	$11.15	0.15	(0.07)	0.08	(0.15)	—	(0.15)	$11.08	0.76%	0.24%(4)	2.80%(4)	45%	$316,850
2022	$12.29	0.26	(1.13)	(0.87)	(0.26)	(0.01)	(0.27)	$11.15	(7.16)%	0.23%	2.23%	69%	$252,327
2021	$12.18	0.29	0.11	0.40	(0.29)	—	(0.29)	$12.29	3.37%	0.23%	2.33%	30%	$263,120
2020	$12.23	0.30	(0.03)	0.27	(0.30)	(0.02)	(0.32)	$12.18	2.17%	0.24%	2.49%	40%	$252,098
2019	$11.70	0.33	0.54	0.87	(0.33)	(0.01)	(0.34)	$12.23	7.53%	0.24%	2.79%	54%	$11,228
2018	$12.00	0.33	(0.30)	0.03	(0.33)	—	(0.33)	$11.70	0.26%	0.24%	2.79%	52%	$6,889
A Class
2023(3)	$11.15	0.13	(0.06)	0.07	(0.13)	—	(0.13)	$11.09	0.61%	0.72%(4)	2.32%(4)	45%	$18,416
2022	$12.29	0.20	(1.13)	(0.93)	(0.20)	(0.01)	(0.21)	$11.15	(7.60)%	0.71%	1.75%	69%	$16,499
2021	$12.18	0.23	0.11	0.34	(0.23)	—	(0.23)	$12.29	2.79%	0.71%	1.85%	30%	$23,015
2020	$12.24	0.24	(0.04)	0.20	(0.24)	(0.02)	(0.26)	$12.18	1.68%	0.72%	2.01%	40%	$20,507
2019	$11.70	0.27	0.55	0.82	(0.27)	(0.01)	(0.28)	$12.24	7.11%	0.72%	2.31%	54%	$21,617
2018	$12.00	0.27	(0.30)	(0.03)	(0.27)	—	(0.27)	$11.70	(0.22)%	0.72%	2.31%	52%	$21,438
C Class
2023(3)	$11.15	0.09	(0.06)	0.03	(0.09)	—	(0.09)	$11.09	0.24%	1.47%(4)	1.57%(4)	45%	$4,288
2022	$12.29	0.12	(1.13)	(1.01)	(0.12)	(0.01)	(0.13)	$11.15	(8.30)%	1.46%	1.00%	69%	$4,631
2021	$12.18	0.14	0.10	0.24	(0.13)	—	(0.13)	$12.29	2.02%	1.46%	1.10%	30%	$7,603
2020	$12.24	0.15	(0.04)	0.11	(0.15)	(0.02)	(0.17)	$12.18	0.92%	1.47%	1.26%	40%	$11,531
2019	$11.70	0.18	0.55	0.73	(0.18)	(0.01)	(0.19)	$12.24	6.22%	1.47%	1.56%	54%	$14,457
2018	$12.01	0.18	(0.31)	(0.13)	(0.18)	—	(0.18)	$11.70	(0.96)%	1.47%	1.56%	52%	$16,299

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended February 28, 2023 (unaudited).
(4)Annualized.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century California Tax-Free and Municipal Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91773 2304

Semiannual Report

February 28, 2023

California Tax-Free Money Market Fund
Investor Class (BCTXX)

Table of Contents

President’s Letter	2
Fund Characteristics	3
Shareholder Fee Example	4
Schedule of Investments	6
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes in Net Assets	11
Notes to Financial Statements	12
Financial Highlights	15
Additional Information	16

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending February 28, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Municipal Bonds Delivered Modest Gains

Early in the reporting period, elevated inflation, rising interest rates and economic uncertainty broadly weighed on fixed-income markets, driving returns lower. The municipal bond (muni) segment faced additional challenges due to record outflows from the asset class, which persisted throughout 2022. Performance across equity and fixed-income markets seesawed amid mixed economic data and anticipated monetary policy responses.
The Federal Reserve (Fed) continued to combat inflation with aggressive rate hikes, and those efforts finally yielded results. After peaking at a 40-year-high 9.1% in June, the annual U.S. inflation rate steadily eased. By February, the headline inflation rate dropped to 6%, a notable decline but still historically high.

In addition to helping tame inflation, rapidly rising interest rates fueled recession worries and led to expectations for central banks to change course. This sentiment helped spark a rally among municipal bonds in late-2022 through January. In addition, generally healthy muni market credit trends and still-positive year-over-year state revenue growth further supported municipal bonds.
However, with inflation still much higher than the Fed’s target, policymakers continued to raise rates and indicated a near-term course change was unlikely. In response, most assets, including munis, declined sharply in February. This downturn combined with declines early in the reporting period erased much of the gains municipal bonds generated from November through January. Overall, investment-grade munis advanced modestly for the six-month period and outperformed the broad Treasury index, which declined. California municipal bonds generally outperformed national munis, and investment-grade munis outperformed high-yield municipal bonds, which declined.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of high inflation, tighter financial conditions, banking sector turbulence and economic uncertainty. In addition, increasingly tense geopolitical considerations complicate the market backdrop.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

FEBRUARY 28, 2023
Yields
7-Day Current Yield	2.60%
7-Day Effective Yield	2.63%

Portfolio at a Glance
Weighted Average Maturity	16 days
Weighted Average Life	33 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	90%
31-90 days	4%
91-180 days	4%
More than 180 days	2%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2022 to February 28, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 9/1/22	Ending Account Value 2/28/23	Expenses Paid During Period(1) 9/1/22 - 2/28/23	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,009.30	$2.49	0.50%
Hypothetical
Investor Class	$1,000	$1,022.32	$2.51	0.50%
(1)Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

FEBRUARY 28, 2023 (UNAUDITED)

	Principal Amount	Value
MUNICIPAL SECURITIES — 92.7%
California — 92.7%
ABAG Finance Authority for Nonprofit Corps. Rev., (Pathways Home Health and Hospice), VRDN, 3.00%, 3/7/23 (LOC: U.S. Bank N.A.)	$1,180,000	$1,180,000
Antelope Valley-East Kern Water Agency COP, VRDN, 2.70%, 3/7/23 (LOC: Wells Fargo Bank N.A.)	205,000	205,000
California Enterprise Development Authority Rev., (Community Hospice, Inc.), VRDN, 3.46%, 3/7/23 (LOC: Bank of Stockton and FHLB)	2,095,000	2,095,000
California Enterprise Development Authority Rev., (Humane Society Silicon Valley), VRDN, 3.46%, 3/7/23 (LOC: First Republic Bank and FHLB)	4,730,000	4,730,000
California Health Facilities Financing Authority, 2.65%, 3/8/23	3,000,000	3,000,000
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), VRN, 2.67%, 11/15/45	2,050,000	2,050,000
California Housing Finance Agency Rev., (Mission Gardens Affordable LP), VRDN, 3.42%, 3/7/23 (LOC: FHLMC)(LIQ FAC: FHLMC)	1,920,000	1,920,000
California Housing Finance Agency Rev., (Montecito Village Affordable LP), VRDN, 3.42%, 3/7/23 (LIQ FAC: FHLMC)	1,315,000	1,315,000
California Infrastructure & Economic Development Bank Rev., (Goodwill Industries of Orange County), VRDN, 3.35%, 3/7/23 (LOC: Wells Fargo Bank N.A.)	275,000	275,000
California Infrastructure & Economic Development Bank Rev., (Kennfoods USA LLC), VRDN, 3.44%, 3/7/23 (LOC: Bank of the West and BMO Harris Bank N.A.)	580,000	580,000
California Infrastructure & Economic Development Bank Rev., VRDN, 3.48%, 3/7/23 (LOC: MUFG Union Bank N.A.)	1,300,000	1,300,000
California Municipal Finance Authority Rev., (Chevron USA, Inc.), VRDN, 1.80%, 3/1/23 (GA: Chevron Corp.)	100,000	100,000
California Municipal Finance Authority Rev., (Pacific Meadows Senior Housing LP), VRDN, 3.35%, 3/7/23 (LIQ FAC: FHLMC)	1,100,000	1,100,000
California Pollution Control Financing Authority Rev., (Big Bear Disposal, Inc.), VRDN, 3.40%, 3/7/23 (LOC: MUFG Union Bank N.A.)	900,000	900,000
California Public Finance Authority Rev., (Hoag Memorial Hospital Presbyterian Obligated Group), VRDN, 1.55%, 3/1/23 (LIQ FAC: JPMorgan Chase Bank N.A.)	500,000	500,000
California Public Finance Authority Rev., (Hoag Memorial Hospital Presbyterian Obligated Group), VRDN, 1.55%, 3/1/23 (LIQ FAC: JPMorgan Chase Bank N.A.)	900,000	900,000
California Statewide Communities Development Authority, 2.65%, 3/8/23	2,800,000	2,800,000
California Statewide Communities Development Authority, 2.87%, 3/9/23	1,300,000	1,300,000
California Statewide Communities Development Authority Rev., (Rady Children's Hospital Obligated Group), VRDN, 1.85%, 3/1/23 (LOC: Wells Fargo Bank N.A.)	150,000	150,000
California Statewide Communities Development Authority Rev., (Rady Children's Hospital Obligated Group), VRDN, 2.20%, 3/7/23 (LOC: Northern Trust Company)	200,000	200,000
California Statewide Communities Development Authority Rev., (Southside Brookshore Associates LP), VRDN, 3.47%, 3/7/23 (LOC: East West Bank and FHLB)	7,290,000	7,290,000
Irvine Special Assessment, (Irvine Assessment District No. 00-18), VRDN, 1.62%, 3/1/23 (LOC: State Street Bank & Trust Co.)	750,000	750,000
6

	Principal Amount	Value
Irvine Ranch Water District Special Assessment, VRN, 3.47%, (MUNIPSA plus 0.05%), 10/1/37	$5,000,000	$5,000,000
Los Angeles Rev., 4.00%, 6/29/23	5,000,000	5,026,084
Los Angeles County Capital Asset Leasing Corp., 2.00%, 3/1/23 (LOC: U.S. Bank N.A.)	2,000,000	2,000,000
Los Angeles County Metropolitan Transportation Authority , 2.45%, 3/22/23 (LOC: Bank of America N.A.)	2,500,000	2,500,000
Mizuho Floater/Residual Trust Rev., VRDN, 3.67%, 4/4/23 (LOC: Mizuho Capital Markets LLC)(1)	2,000,000	2,000,000
Modesto Public Financing Authority Rev., (Modesto), VRDN, 3.00%, 3/7/23 (LOC: Bank of the West and BMO Harris Bank N.A.)	850,000	850,000
Rancho Water District Community Facilities District No. 89-5 Special Tax, VRDN, 2.70%, 3/7/23 (LOC: Wells Fargo Bank N.A.)	1,755,000	1,755,000
RBC Municipal Products, Inc. Trust GO, VRDN, 3.45%, 3/7/23 (LOC: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)(1)	1,000,000	1,000,000
Reedley COP, (Mennonite Brethren Homes, Inc.), VRDN, 3.42%, 3/7/23 (LOC: Bank of the Sierra and FHLB)	2,905,000	2,905,000
Regents of the University of California Medical Center Pooled Rev., VRDN, 1.55%, 3/1/23	1,000,000	1,000,000
Regents of the University of California Medical Center Pooled Rev., VRDN, 1.55%, 3/1/23	1,390,000	1,390,000
Regents of the University of California Medical Center Pooled Rev., VRDN, 1.55%, 3/1/23	1,900,000	1,900,000
Riverside County Rev., 3.70%, 10/19/23	2,000,000	2,004,920
Riverside County Housing Authority Rev., (Pacific Inland Communities LLC), VRDN, 2.33%, 3/7/23 (LOC: FNMA)(LIQ FAC: FNMA)	1,105,000	1,105,000
Riverside Electric Rev., VRDN, 2.70%, 3/7/23 (LOC: Barclays Bank PLC)	900,000	900,000
San Bernardino County Flood Control District Rev., VRDN, 2.40%, 3/7/23 (LOC: Bank of America N.A.)	165,000	165,000
San Diego Housing Authority Rev., (Park & Market Apartments Obligated Group), VRDN, 2.90%, 3/7/23 (LOC: Bank of America N.A.)	1,500,000	1,500,000
San Francisco City & County Airport Comm-San Francisco International Airport Rev., VRDN, 2.35%, 3/7/23 (LOC: Barclays Bank PLC)	3,000,000	3,000,000
San Francisco City & County Public Utilities Commission Rev., 2.65%, 3/8/23 (LOC: Bank of America N.A.)	2,000,000	2,000,000
San Francisco City & County Public Utilities Commission Power Rev., 2.65%, 3/8/23 (LOC: Bank of America N.A.)	1,800,000	1,800,000
San Mateo County Transit District Sales Tax Rev., VRDN, 1.55%, 3/1/23 (LOC: Bank of America N.A.)	1,385,000	1,385,000
Santa Clara County Financing Authority Rev., (Santa County Clara), VRDN, 2.68%, 3/7/23 (LOC: Bank of America N.A.)	1,200,000	1,200,000
Santa Clara Valley Transportation Authority Rev., (2000 Measure A Sales Tax), VRDN, 2.58%, 3/7/23 (LOC: TD Bank N.A)(SBBPA: Toronto-Dominion Bank)	800,000	800,000
Tender Option Bond Trust Receipts/Certificates GO, VRDN, 3.45%, 3/7/23 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	1,050,000	1,050,000
Tender Option Bond Trust Receipts/Certificates GO, VRDN, 3.45%, 3/7/23 (LOC: U.S. Treasury)(LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,000,000	3,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 3.45%, 3/7/23 (LIQ FAC: Royal Bank of Canada)(1)	1,360,000	1,360,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 3.45%, 3/7/23 (LIQ FAC: Royal Bank of Canada)(1)	2,345,000	2,345,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 3.45%, 3/7/23 (LOC: FFCB)(LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,750,000	3,750,000
7

	Principal Amount	Value
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 3.46%, 3/7/23 (LOC: Barclays Bank PLC)(LIQ FAC: Barclays Bank PLC)(1)	$4,950,000	$4,950,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 3.48%, 3/7/23 (LIQ FAC: Royal Bank of Canada)(1)	2,500,000	2,500,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 3.62%, 3/7/23 (LOC: Mizuho Capital Markets LLC)(LIQ FAC: Mizuho Capital Markets LLC)(1)	1,000,000	1,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 3.62%, 3/7/23 (LIQ FAC: Mizuho Capital Markets LLC)(GA: Mizuho Capital Markets LLC)(1)	3,430,000	3,430,000
Tender Option Bond Trust Receipts/Certificates Tax Allocation, VRDN, 3.47%, 3/7/23 (LOC: Barclays Bank PLC)(LIQ FAC: Barclays Bank PLC)(1)	1,800,000	1,800,000
Town of Hillsborough COP, VRDN, 2.20%, 3/7/23 (LOC: BMO Harris Bank N.A.)(SBBPA: Bank of the West)	540,000	540,000
Town of Hillsborough COP, VRDN, 2.20%, 3/7/23 (LOC: BMO Harris Bank N.A.)(SBBPA: Bank of the West)	900,000	900,000
Town of Hillsborough COP, VRDN, 2.20%, 3/7/23 (LOC: BMO Harris Bank N.A.)(SBBPA: Bank of the West)	1,000,000	1,000,000
Town of Hillsborough COP, VRDN, 2.20%, 3/7/23 (LOC: BMO Harris Bank N.A.)(SBBPA: Bank of the West)	2,200,000	2,200,000
University of California Rev., VRDN, 1.55%, 3/1/23	625,000	625,000
University of California Rev., VRDN, 1.55%, 3/1/23	1,000,000	1,000,000
University of California Rev., VRDN, 1.55%, 3/1/23	1,400,000	1,400,000
Yolo County Rev., (Beckett Hall, Inc.), VRDN, 3.28%, 3/7/23 (LOC: Bank of the West and BMO Harris Bank N.A.)	2,720,000	2,720,000
TOTAL INVESTMENT SECURITIES — 92.7%		113,396,004
OTHER ASSETS AND LIABILITIES — 7.3%		8,867,393
TOTAL NET ASSETS — 100.0%		$122,263,397

NOTES TO SCHEDULE OF INVESTMENTS
COP	–	Certificates of Participation
FFCB	–	Federal Farm Credit Bank
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GO	–	General Obligation
LIQ FAC	–	Liquidity Facilities
LOC	–	Letter of Credit
MUNIPSA	–	SIFMA Municipal Swap Index
SBBPA	–	Standby Bond Purchase Agreement
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $28,185,000, which represented 23.1% of total net assets.

See Notes to Financial Statements.
8

Statement of Assets and Liabilities

FEBRUARY 28, 2023 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$113,396,004
Cash	5,038,587
Receivable for investments sold	3,265,677
Receivable for capital shares sold	115,614
Interest receivable	510,630
122,326,512

Liabilities
Payable for capital shares redeemed	12,982
Accrued management fees	45,822
Dividends payable	4,311
63,115

Net Assets	$122,263,397

Investor Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	122,263,419

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$122,263,425
Distributable earnings (loss)	(28)
$122,263,397

See Notes to Financial Statements.
9

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$1,461,502

Expenses:
Management fees	305,053
Trustees' fees and expenses	3,626
308,679

Net investment income (loss)	1,152,823

Net realized gain (loss) on investment transactions	570

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,153,393

See Notes to Financial Statements.
10

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2022
Increase (Decrease) in Net Assets	February 28, 2023	August 31, 2022
Operations
Net investment income (loss)	$1,152,823	$227,134
Net realized gain (loss)	570	—
Net increase (decrease) in net assets resulting from operations	1,153,393	227,134

Distributions to Shareholders
From earnings	(1,152,823)	(227,134)

Capital Share Transactions
Proceeds from shares sold	40,023,470	47,901,399
Proceeds from reinvestment of distributions	1,128,897	222,505
Payments for shares redeemed	(38,376,267)	(56,055,513)
Net increase (decrease) in net assets from capital share transactions	2,776,100	(7,931,609)

Net increase (decrease) in net assets	2,776,670	(7,931,609)

Net Assets
Beginning of period	119,486,727	127,418,336
End of period	$122,263,397	$119,486,727

Transactions in Shares of the Fund
Sold	40,023,470	47,901,399
Issued in reinvestment of distributions	1,128,897	222,505
Redeemed	(38,376,267)	(56,055,513)
Net increase (decrease) in shares of the fund	2,776,100	(7,931,609)

See Notes to Financial Statements.
11

Notes to Financial Statements

FEBRUARY 28, 2023 (UNAUDITED)

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California Tax-Free Money Market Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal and California income taxes.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments are generally valued at amortized cost, which approximates fair value. If the valuation designee determines that the amortized cost does not reflect an investment’s fair value, such investment is valued as determined in good faith by the valuation designee.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income —  Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make capital gains distributions to comply with the distribution requirements of the Internal Revenue Code.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

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3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc., and the trust’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. In order to maintain a positive yield, ACIM may voluntarily waive a portion of the management fee on a daily basis. The fee waiver may be revised or terminated at any time by the investment advisor without notice. The rates for the Investment Category Fee range from 0.1570% to 0.2700% and the rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for the period ended February 28, 2023 was 0.49%.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $15,850,000 and $23,760,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

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5. Risk Factors

The novel coronavirus (COVID-19) pandemic has stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the fund.

The fund focuses its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification.

6. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of August 31, 2022, the fund had accumulated short-term capital losses of $(598), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2023(2)	$1.00	0.01	—(3)	0.01	(0.01)	—	(0.01)	$1.00	0.93%	0.50%(4)	0.50%(4)	1.86%(4)	1.86%(4)	$122,263
2022	$1.00	—(3)	—	—(3)	—(3)	—	—(3)	$1.00	0.19%	0.28%	0.50%	0.18%	(0.04)%	$119,487
2021	$1.00	—(3)	—(3)	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.11%	0.50%	0.01%	(0.38)%	$127,418
2020	$1.00	0.01	—	0.01	(0.01)	—	(0.01)	$1.00	0.53%	0.42%	0.50%	0.55%	0.47%	$134,252
2019	$1.00	0.01	—	0.01	(0.01)	—(3)	(0.01)	$1.00	1.08%	0.50%	0.50%	1.06%	1.06%	$162,022
2018	$1.00	0.01	—(3)	0.01	(0.01)	—(3)	(0.01)	$1.00	0.75%	0.50%	0.50%	0.75%	0.75%	$164,443

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(2)Six months ended February 28, 2023 (unaudited).
(3)Per-share amount was less than $0.005.
(4)Annualized.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Portfolio Holdings Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) each month on Form N-MFP. The fund’s Form N-MFP reports are available on its website at americancentury.com and on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent first and third quarters of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.
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Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century California Tax-Free and Municipal Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91774 2304

(b) None.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century California Tax-Free and Municipal Funds

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	April 27, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	April 27, 2023

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	April 27, 2023